Document And Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Mar. 09, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	CITY HOLDING CO
Entity Central Index Key	0000726854
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		14,745,184
Entity Public Float			$ 479.7
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 140,873	$ 50,043
Interest-bearing deposits in depository institutions	5,526	5,336
Federal Funds Sold	0	11,000
Cash and Cash Equivalents	146,399	66,379
Investment securities available-for-sale, at fair value	360,783	417,167
Investment securities held-to-maturity, at amortized cost (approximate fair value at December 31, 2011 and 2010 $23,423 and $23,100, respectively)	23,458	23,865
Other securities	11,934	12,553
Total Investment Securities	396,175	453,585
Gross loans	1,973,103	1,865,000
Allowance for loan losses	(19,409)	(18,224)
Net Loans	1,953,694	1,846,776
Bank-owned life insurance	78,961	76,231
Premises and equipment	64,612	64,530
Accrued interest receivable	7,093	7,264
Net deferred tax assets	32,219	29,235
Goodwill and other intangible assets	56,164	56,573
Other assets	41,792	36,722
Total Assets	2,777,109	2,637,295
Liabilities
Noninterest-bearing deposits	369,025	337,927
Interest-bearing:
Demand deposits	526,824	486,737
Savings deposits	439,823	397,042
Time deposits	885,596	949,669
Total Deposits	2,221,268	2,171,375
Short-Term Borrowings [Abstract]
FHLB borrowings	0	375
Federal Funds purchased	75,000	0
Customer repurchase agreements	114,050	112,335
Long-term debt	16,495	16,495
Other liabilities	39,162	21,854
Total Liabilities	2,465,975	2,322,434
Shareholders' Equity
Preferred stock, par value $25 per share: 500,000 shares authorized; none issued	0	0
Common stock, par value $2.50 per share: 50,000,000 shares authorized; 18,499,282 shares issued at December 31, 2011 and 2010, less 3,717,993 and 2,994,501 shares in treasury, respectively	46,249	46,249
Capital surplus	103,335	103,057
Retained earnings	291,050	270,905
Cost of common stock in treasury	(125,593)	(102,853)
Accumulated other comprehensive loss:
Unrealized gain on securities available-for-sale	825	1,022
Unrealized gain on derivative instruments	0	295
Underfunded pension liability	(4,732)	(3,814)
Total Accumulated Other Comprehensive Loss	(3,907)	(2,497)
Total Shareholders' Equity	311,134	314,861
Total Liabilities and Shareholders' Equity	$ 2,777,109	$ 2,637,295

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Investment securities held-to-maturity, fair value	$ 23,423	$ 23,100
Preferred stock, par value	$ 25	$ 25
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 2.5	$ 2.5
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	18,499,282	18,499,282
Common stock, treasury shares	3,717,993	2,994,501

Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Income
Interest and fees on loans	$ 93,414	$ 99,456	$ 107,142
Interest on investment securities:
Taxable	17,729	20,594	23,200
Tax-exempt	1,697	1,837	1,683
Interest on deposits in depository institutions	0	0	11
Interest on federal funds sold	48	29
Total Interest Income	112,888	121,916	132,036
Interest Expense
Interest on deposits	19,794	26,608	35,230
Interest on short-term borrowings	325	362	529
Interest on long-term debt	639	658	844
Total Interest Expense	20,758	27,628	36,603
Net Interest Income	92,130	94,288	95,433
Provision for loan losses	4,600	7,093	6,994
Net Interest Income After Provision for Loan Losses	87,530	87,195	88,439
Noninterest Income
Total investment securities impairment losses	(2,767)	(9,400)	(11,100)
Noncredit impairment losses recognized in other comprehensive income	1,494	3,336	5,762
Net investment securities impairment losses	(1,273)	(6,064)	(5,338)
Gain (loss) on sale of investment securities	3,756	1,397	(826)
Net investment securities gains (losses)	2,483	(4,667)	(6,164)
Service charges	38,109	40,002	45,013
Insurance commissions	5,946	5,490	5,576
Trust and investment management fee income	3,106	2,767	2,343
Bank-owned life insurance	3,183	3,396	3,271
Other income	2,033	1,951	1,944
Total Noninterest Income	54,860	48,939	51,983
Noninterest Expense
Salaries and employee benefits	40,717	38,241	37,526
Occupancy and equipment	8,013	7,697	7,689
Depreciation	4,508	4,675	4,746
FDIC insurance expense	2,576	3,733	2,227
Advertising	2,007	3,692	3,503
Bankcard expenses	2,258	1,953	2,599
Postage, delivery, and statement mailings	2,099	2,371	2,600
Office supplies	1,911	1,931	2,005
Legal and professional fees	4,913	1,677	1,505
Telecommunications	1,605	1,732	1,865
Repossessed asset losses, net of expenses	272	1,453	672
Other expenses	10,262	9,566	10,307
Total Noninterest Expense	81,141	78,721	77,244
Income Before Income Taxes	61,249	57,413	63,178
Income tax expense	20,571	18,453	20,533
Net Income Available to Common Shareholders	$ 40,678	$ 38,960	$ 42,645
Average common shares outstanding	15,055	15,589	15,877
Effect of dilutive securities:
Employee stock options	75	62	55
Shares for diluted earnings per share	15,130	15,651	15,932
Basic earnings per common share	$ 2.68	$ 2.48	$ 2.69
Diluted earnings per common share	$ 2.67	$ 2.47	$ 2.68
Dividends declared per common share	$ 1.37	$ 1.36	$ 1.36

Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Common Stock (Par Value) [Member]	Capital Surplus[Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Treasury Stock [Member]	Total
Beginning balance at Dec. 31, 2008	$ 46,249	$ 104,062	$ 230,613	$ (6,732)	$ (88,729)	$ 285,463
Comprehensive income:
Cumulative effect of adoption of FASB ASC 320	0	0	1,561	(1,561)	0	0
Net income	0	0	42,645	0	0	42,645
Other comprehensive gain (loss), net of deferred income taxes
Unrealized gain (loss) on securities, net of tax	0	0	0	11,442	0	11,442
Unrealized loss on interest rate floors , net of tax	0	0	0	(6,224)	0	(6,224)
Change in underfunded pension liability, net of tax	0	0	0	521	0	521
Total comprehensive income						48,384
Cash dividends declared	0	0	(21,652)	0	0	(21,652)
Stock-based compensation expense	0	(1,135)	0	0	1,699	564
Exercise of stock options	0	(10)	0	0	39	29
Purchase of common shares for treasury	0	0	0	0	(3,886)	(3,886)
Ending balance at Dec. 31, 2009	46,249	102,917	253,167	(2,554)	(90,877)	308,902
Comprehensive income:
Net income	0	0	38,960	0	0	38,960
Other comprehensive gain (loss), net of deferred income taxes
Unrealized gain (loss) on securities, net of tax	0	0	0	2,902	0	2,902
Unrealized loss on interest rate floors , net of tax	0	0	0	(2,768)	0	(2,768)
Change in underfunded pension liability, net of tax	0	0	0	(77)	0	(77)
Total comprehensive income						39,017
Cash dividends declared	0	0	(21,222)	0	0	(21,222)
Stock-based compensation expense	0	137	0	0	693	830
Exercise of stock options	0	3	0	0	233	236
Purchase of common shares for treasury	0	0	0	0	(12,902)	(12,902)
Ending balance at Dec. 31, 2010	46,249	103,057	270,905	(2,497)	(102,853)	314,861
Comprehensive income:
Net income	0	0	40,678	0	0	40,678
Other comprehensive gain (loss), net of deferred income taxes
Unrealized gain (loss) on securities, net of tax	0	0	0	(196)	0	(196)
Unrealized loss on interest rate floors , net of tax	0	0	0	(295)	0	(295)
Change in underfunded pension liability, net of tax	0	0	0	(919)	0	(919)
Total comprehensive income						39,268
Cash dividends declared	0		(20,533)	0	0	(20,533)
Stock-based compensation expense	0	283	0	0	783	1,066
Exercise of stock options	0	(5)	0	0	267	262
Purchase of common shares for treasury	0	0	0	0	(23,790)	(23,790)
Ending balance at Dec. 31, 2011	$ 46,249	$ 103,335	$ 291,050	$ (3,907)	$ (125,593)	$ 311,134

Consolidated Statements Of Changes In Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Changes In Shareholders' Equity [Abstract]
Other comprehensive gain (loss), deferred income taxes	$ 850	$ 35	$ 3,578
Unrealized gain (loss) on securities, tax	314	4,711	18,575
Unrealized loss on interest rate floors, tax	473	(4,494)	(10,104)
Change in underfunded pension liability, tax	$ (1,473)	$ 125	$ 846
Cash dividends declared	$ 1.37	$ 1.36	$ 1.36
Exercise of stock options, shares	9,576	7,962	1,350
Purchase of common shares for treasury, shares	755,501	408,151	133,286

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net income	$ 40,678	$ 38,960	$ 42,645
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and accretion	1,894	1,004	171
Depreciation of premises and equipment	4,508	4,675	4,746
Provision for loan losses	4,600	7,093	6,994
Deferred income tax (benefit) expense	(2,290)	(1,235)	8,647
Accretion of gain from sale of interest rate floors	(295)	(2,768)	(6,224)
Net periodic pension cost	386	232	200
Increase in value of bank-owned life insurance	(3,183)	(3,397)	(3,270)
Proceeds from bank-owned life insurance	601	657	282
Stock-based compensation expense	1,066	830	564
Loss on sale of premises and equipment	25	33	87
Net realized investment securities (gains) losses	(2,483)	4,667	6,164
Change in accrued interest receivable	171	705	1,055
Change in other assets	(5,218)	3,296	(6,178)
Change in other liabilities	15,547	8,027	(30,852)
Net Cash Provided by Operating Activities	56,007	62,779	25,031
Investing Activities
Proceeds from maturities and calls of securities held to maturity	1,080	3,216	1,200
Proceeds from sale of money market and mutual fund available-for-sale securities	617,230	903,650	808,313
Purchases of money market and mutual fund available-for-sale securities	(617,337)	(888,336)	(823,385)
Proceeds from sales of securities available-for-sale	56,835	11,195	3,791
Proceeds from maturities and calls of securities available-for-sale	115,884	119,655	96,611
Purchases of securities available-for-sale	(115,215)	(91,404)	(129,376)
Net (increase) decrease in loans	(111,924)	(79,520)	10,868
Purchases of premises and equipment	(4,615)	(5,045)	(8,888)
Net Cash Used in Investing Activities	(58,062)	(26,589)	(40,866)
Financing Activities
Net increase in noninterest-bearing deposits	31,098	9,487	29,910
Net increase (decrease) in interest-bearing deposits	18,795	(1,834)	92,682
Net increase (decrease) in short-term borrowings	76,340	(6,005)	(78,134)
Repayment of long-term debt	0	(78)	(85)
Purchases of treasury stock	(23,790)	(12,902)	(3,886)
Proceeds from stock options exercises, net	262	236	29
Dividends paid	(20,630)	(21,350)	(21,675)
Net Cash Provided by (Used in) Financing Activities	82,075	(32,446)	18,841
Increase in Cash and Cash Equivalents	80,020	3,744	3,006
Cash and cash equivalents at beginning of year	66,379	62,635	59,629
Cash and Cash Equivalents at End of Year	$ 146,399	$ 66,379	$ 62,635

Summary Of Significant Accounting And Reporting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting And Reporting Policies [Abstract]
Summary Of Significant Accounting And Reporting Policies
Note One
Summary of Significant Accounting and Reporting Policies

Summary of Significant Accounting and Reporting Policies: The accounting and reporting policies of City Holding Company and its subsidiaries (the "Company") conform with U. S. generally accepted accounting principles and require management to make estimates and develop assumptions that affect the amounts reported in the financial statements and related footnotes. Actual results could differ from management's estimates. The following is a summary of the more significant policies.

Principles of Consolidation: The consolidated financial statements include the accounts of City Holding Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.

The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity in conformity with U. S. generally accepted accounting principles. Voting interest entities are entities in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make decisions about the entity's activities. The Company consolidates voting interest entities in which it has all, or at least a majority of, the voting interest. As defined in applicable accounting standards, variable interest entities (VIEs) are entities that lack one or more of the characteristics of a voting interest entity. A controlling financial interest in an entity is present when an enterprise has a variable interest, or a combination of variable interests, that will absorb a majority of the entity's expected losses, receive a majority of the entity's expected residual returns, or both. The enterprise with a controlling financial interest, known as the primary beneficiary, consolidates the VIE. The Company's wholly owned subsidiary, City Holding Capital Trust III, is a VIE for which the Company is not the primary beneficiary. Accordingly, the accounts of this entity are not included in the Company's consolidated financial statements.

Certain amounts in the financial statements have been reclassified. Such reclassifications had no impact on shareholders' equity or net income for any period.

Description of Principal Markets and Services: The Company is a bank holding company headquartered in Charleston, West Virginia, and conducts its principal activities through its wholly-owned subsidiary, City National Bank of West Virginia ("City National"). City National is a retail and consumer-oriented community bank with 68 offices in West Virginia, Kentucky, and Ohio. Principal activities include providing deposit, credit, trust and investment management, and insurance related products and services. The Company conducts its business activities through one reportable business segment - community banking.

Cash and Due from Banks: The Company considers cash, due from banks, and interest-bearing federal deposits in depository institutions as cash and cash equivalents.

Securities: Management determines the appropriate classification of securities at the time of purchase. If management has the intent and the Company has the ability at the time of purchase to hold debt securities to maturity, they are classified as investment securities held-to-maturity and are stated at amortized cost, adjusted for amortization of premiums and accretion of discounts. Debt securities for which the Company may not hold to maturity are classified as investment securities available-for-sale along with the Company's investment in equity securities. Securities available-for-sale are carried at fair value, with the unrealized gains and losses, net of tax, reported in comprehensive income. Securities classified as available-for-sale include securities that management intends to use as part of its asset/liability management strategy and that may be sold in response to changes in interest rates, resultant prepayment risk, and other factors.

The Company utilizes a third party pricing service provider to value its investment portfolio.  Annually, the Company obtains an independent auditor's report from its third party pricing service provider regarding its controls over valuation of investment securities.  Although no control deficiencies were noted, the report did contain caveats and disclaimers regarding the pricing information, such as the Company should review market values for reasonableness.  On a quarterly basis, the Company selects a sample of its debt securities and reprices those securities with a third party that is independent of the primary pricing service provider to verify the reasonableness of the fair values.

On a quarterly basis, the Company performs a review of investment securities to determine if any unrealized losses are other than temporarily impaired.  Management considers the following, among other things, in its determination of the nature of the unrealized losses, (i) the length of time and the extent to which the fair value has been less than cost; (ii) the financial condition, capital strength, and near–term (12 months) prospects of the issuer, including any specific events which may influence the operations of the issuer such as changes in technology that may impair the earnings potential of the investment or the discontinuance of a segment of the business that may affect the future earnings potential; (iii) the historical volatility in the market value of the investment and/or the liquidity or illiquidity of the investment; (iv) adverse conditions specifically related to the security, an industry, or a geographic area; or (v) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.  The Company continues to actively monitor the market value of these investments along with the financial strength of the issuers behind these securities, as well as its entire investment portfolio.  Based on the market information available, the Company believes that the recent declines in market value are temporary and that the Company does not have the intent to sell any of the securities classified as available for sale and believes it is more likely than not that the Company will not have to sell any such securities before recovery of costs.  The Company cannot guarantee that such securities will recover and if additional information becomes available in the future to suggest that the losses are other than temporary, the Company may need to record impairment charges in future.

The specific identification method is used to determine the cost basis of securities sold.

Certain investment securities that do not have readily determinable fair values and for which the Company does not exercise significant influence are carried at cost and classified as other investment securities on the Consolidated Balance Sheets.  These cost-method investments are reviewed for impairment at least annually or sooner if events or changes in circumstances indicate the carrying value may not be recoverable.

Loans: Loans, excluding previously securitized loans, which are discussed separately below, are reported at the principal amount outstanding, net of unearned income.  Portfolio loans include those for which management has the intent and City has the ability to hold for the foreseeable future, or until maturity or payoff.  The foreseeable future is based upon management's judgment of current business strategies and market conditions, the type of loan, asset/ liability management, and liquidity.

Interest income on loans is accrued and credited to operations based upon the principal amount outstanding, using methods that generally result in level rates of return. Loan origination fees, and certain direct costs, are deferred and amortized as an adjustment to the yield over the term of the loan. The accrual of interest income generally is discontinued when a loan becomes 90 days past due as to principal or interest for all loan types.  However, any loan may be placed on non-accrual if the Company receives information that indicates a borrower is unable to meet the contractual terms of their respective loan agreement. Other indicators considered for placing a loan on non-accrual status include the borrower's involvement in bankruptcies, foreclosures, repossessions, litigation and any other situation resulting in doubt as to whether full collection of contractual principal and interest is attainable. When interest accruals are discontinued, unpaid interest recognized in income in the current year is reversed, and interest accrued in prior years is charged to the allowance for loan losses. Management may elect to continue the accrual of interest when the estimated net realizable value of collateral exceeds the principal balance and related accrued interest, and the loan is in process of collection.

Generally for all loan classes, interest income during the period the loan is non-performing is recorded on a cash basis after recovery of principal is reasonably assured. Cash payments received on nonperforming loans are typically applied directly against the outstanding principal balance until the loan is fully repaid. Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time, and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

Generally, all loan types are considered past due when the contractual terms of a loan are not met and the borrower is 30 days or more past due on a payment.  Furthermore, residential and home equity loans are generally subject to charge-off when the loan becomes 120 days past due, depending on the estimated fair value of the collateral less cost to dispose, versus the outstanding loan balance. Unsecured commercial loans are generally charged off when the loan becomes 120 days past due. Secured commercial loans are generally evaluated for charge-off when the loan becomes 180 days past due. Closed-end consumer loans are generally charged off when the loan becomes 120 days past due and open-end consumer loans are generally charged off when the loan becomes 180 days past due.

Previously Securitized Loans: Amounts reported as previously securitized loans represent the carrying value of loans beneficially owned by the Company as a result of exercising its early redemption option during 2003 and 2004 to fully redeem the obligations owed to investors ("notes") in certain of the Company's securitization transactions. The loans were recorded at the lower of fair value or their carrying values, which was the carrying value of the related retained interest asset underlying the securitization plus amounts remitted by the Company to the noteholders to redeem the notes. Because the carrying value of the retained interests incorporated assumptions with regard to expected prepayment and default rates on the loans and also considered the expected timing and amount of cash flows to be received by the Company, the carrying value of the retained interests and the carrying value of the loans was less than the actual outstanding balance of the loans.

The Company is accounting for the difference between the carrying value and the expected cash flows from these loans as an adjustment of the yield on the loans over their remaining lives. The discount is accreted to income over the period during which payments are probable of collection and are reasonably estimable.  For loan pools where the discount is fully accreted, the cash receipts related to these loans are recognized in interest income as received.

Allowance for Loan Losses: The allowance for loan losses is maintained at a level that represents management's best estimate of probable losses in the loan portfolio. Management's determination of the adequacy of the allowance for loan losses is based upon an evaluation of individual credits in the loan portfolio, historical loan loss experience, current economic conditions, and other relevant factors. This determination is inherently subjective, as it requires material estimates including the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change. These evaluations are conducted at least quarterly and more frequently if deemed necessary.  The allowance for loan losses related to loans considered to be impaired is generally evaluated based on the discounted cash flows using the impaired loan's initial effective interest rate or the fair value of the collateral for certain collateral dependent loans. Loan losses are charged against the allowance and recoveries of amounts previously charged are credited to the allowance. A provision for loan losses is charged to operations based on management's periodic evaluation of the adequacy of the allowance after considering factors noted above, among others.

In evaluating the adequacy of its allowance for loan losses, the Company stratifies the loan portfolio into six major groupings, including commercial real estate, commercial and industrial, residential real estate, home equity, and others. Historical loss experience, as adjusted, is applied to the then outstanding balance of loans in each classification to estimate probable losses inherent in each segment of the portfolio. Historical loss experience is adjusted using a systematic weighted probability of potential risk factors that could result in actual losses deviating from prior loss experience. Risk factors considered by the Company in completing this analysis include: (1) unemployment and economic trends in the Company's markets, (2) concentrations of credit, if any, among any industries, (3) trends in loan growth, loan mix, delinquencies, losses or credit impairment, (4) adherence to lending policies and others. Each risk factor is designated as low, moderate/increasing, or high based on the Company's assessment of the risk to loss associated with each factor. Each risk factor is then weighted to consider probability of occurrence.

Additionally, all commercial loans within the portfolio are subject to internal risk grading. Risk grades are generally assigned by the primary lending officer and are periodically evaluated by the Company's internal loan review process. Based on an individual loan's risk grade, estimated loss percentages are applied to the outstanding balance of the loan to determine the amount of probable loss.

Premises and Equipment: Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed primarily by the straight-line method over the estimated useful lives of the assets. Depreciation of leasehold improvements is computed using the straight-line method over the lesser of the term of the respective lease or the estimated useful life of the respective asset. Maintenance and repairs are charged to expense as incurred, while improvements that extend the useful life of premises and equipment are capitalized and depreciated over the estimated remaining life of the asset.

Other Real Estate Owned:  Other real estate owned ("OREO") is comprised principally of commercial and residential real estate properties obtained in partial or total satisfaction of loan obligations.  OREO acquired in settlement of indebtedness is included in Other Assets initially at the lower of estimated fair value of the asset, less estimated selling costs or the carrying amount of the loan.  Changes to the value subsequent to transfer are recorded in noninterest expense, along with direct operating expenses.  Gains or losses not previously recognized from sales of OREO are recognized in noninterest expense on the date of the sale.  As of December 31, 2011 and 2010, the amount of OREO included in Other Assets was $7.9 million and $9.3 million, respectively.

Goodwill and Other Intangible Assets: Goodwill is the excess of the cost of an acquisition over the fair value of tangible and intangible assets acquired.  Goodwill is not amortized.  Intangible assets represent purchased assets that also lack physical substance, but can be separately distinguished from goodwill because of contractual or other legal rights or because the asset is capable of being sold or exchanged either on its own or in combination with a related contract, asset or liability.  Intangible assets with determinable useful lives, such as core deposits, are amortized over their estimated useful lives.

The Company performs an annual review for impairment in the recorded value of goodwill and indefinite lived intangible assets. Goodwill is tested for impairment between the annual tests if an event occurs or circumstances change that more than likely reduce the fair value of a reporting unit below its carrying value. An indefinite-lived intangible asset is tested for impairment between the annual tests if an event occurs or circumstances change indicating that the asset might be impaired.

Securities Sold Under Agreements to Repurchase:  Securities sold under agreements to repurchase are accounted for as collateralized financing transactions and are recorded at the amounts at which the securities were sold plus accrued interest.  Securities sold primarily consists of U.S. government, federal agency, and municipal securities pledged as collateral under these financing arrangements and cannot be repledged or sold, unless replaced by the secured party.

Insurance Commissions:  Commission revenue is recognized as of the effective date of the insurance policy or the date the customer is billed, whichever is later.  The Company also receives contingent commissions from insurance companies as additional incentive for achieving specified premium volume goals and/or the loss experience of the insurance placed by the Company.  The Company maintains a reserve for commission adjustments based on estimated policy cancellations.  This reserve was not significant at December 31, 2011 or 2010.

Derivative Financial Instruments: The Company enters into derivative transactions principally to protect against the risk of adverse price or interest rate movements on the value of certain assets and liabilities and on future cash flows.  All derivative instruments are carried at fair value on the balance sheet. The change in the fair value of the hedged item related to the risk being hedged is recognized in earnings in the same period and in the same income statement caption as the change in the fair value of the derivative.  The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking each hedge transaction.

Derivative instruments designated in a hedge relationship to mitigate exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. The Company has no fair value hedges as of December 31, 2011 and 2010.  Derivative instruments designated in a hedge relationship to mitigate exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges.

Cash flow hedges are accounted for by recording the fair value of the derivative instrument on the balance sheet as either a freestanding asset or liability, with a corresponding offset recorded in other comprehensive income within shareholders' equity, net of income taxes. Amounts are reclassified from other comprehensive income to the income statement in the period or periods the hedged forecasted transaction affects earnings.

For the Company's cash flow hedges, derivative gains and losses not effective in hedging the change in fair value or expected cash flows of the hedged item are recognized immediately in the income statement. At the hedge's inception and at least quarterly thereafter, a formal assessment is performed to determine whether changes in the fair values or cash flows of the derivative instruments have been highly effective in offsetting changes in the fair values or cash flows of the hedged items and whether they are expected to be highly effective in the future. If it is determined a derivative instrument has not been or will not continue to be highly effective as a hedge, hedge accounting is discontinued.  The Company has no cash flow hedges at December 31, 2011 and 2010.

For derivatives that are not designated in a hedge relationship, changes in the fair value of the derivatives are recognized in earnings in the same period as the change in fair value.

Trust Assets:  Assets held in a fiduciary or agency capacity for customers are not included in the accompanying financial statements since such items are not assets of the Company.

Income Taxes: The consolidated provision for income taxes is based upon reported income and expense. Deferred income taxes are provided for temporary differences between financial reporting and tax bases of assets and liabilities, computed using enacted tax rates. The Company files a consolidated income tax return. The respective subsidiaries generally provide for income taxes on a separate return basis and remit amounts determined to be currently payable to the Parent Company.

The Company and its subsidiaries are subject to examinations and challenges from federal and state taxing authorities regarding positions taken in returns.  Uncertain tax positions are initially recognized in the consolidated financial statements when it is more likely than not the position will be sustained upon examination.  These positions are initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the taxing authority and assuming full knowledge of the position and all relevant facts by the taxing authority.

The Company invests in certain limited partnerships that operate qualified low-income housing tax credit developments.  These investments are considered variable interest entities for which the Company is not the primary beneficiary.  The tax credits are reflected in the Consolidated Statements of Income as a reduction in income tax expense.  The unamortized amount of the investments is recorded within Other Assets within the Consolidated Balance Sheets.  The Company's investments in affordable housing limited partnerships were $2.3 million and $2.7 million at December 31, 2011 and 2010, respectively.

Advertising Costs: Advertising costs are expensed as incurred.

Stock-Based Compensation: Compensation expense related to stock options and restricted stock awards issued to employees is based upon the fair value of the award at the date of grant.  The fair value of stock options is estimated utilizing a Black Scholes pricing model, while the fair value of restricted stock awards is based upon the stock price at the date of grant.  Compensation expense is recognized on a straight line basis over the vesting period for options and the respective period for stock awards.

Basic and Diluted Earnings per Common Share: Basic earnings per share is computed by dividing net income by the weighted-average number of shares of common stock outstanding, excluding participating securities. Diluted earnings per share is computed by dividing net income by the weighted-average number of shares outstanding, excluding participating securities, increased by the number of shares of common stock which would be issued assuming the exercise of stock options and other common stock equivalents. The incremental shares related to stock options were 75,000, 62,000, and 55,000 in 2011, 2010, and 2009, respectively.

Recent Accounting Pronouncements:  ASU No. 2010-06, "Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements" required new disclosures related to fair value measurements included 1) significant transfers in and out of Levels 1 and 2 of the fair value hierarchy and the reasons for the transfers, and 2) activity in Level 3 of the fair value hierarchy, including separate gross presentation of purchases, sales, issuances and settlements.  ASU 2010-06 also clarified that 1) disclosures should be presented for each class of assets and liabilities (rather than major category) and 2) disclosures should include the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring measurements included in Level 2 or Level 3 of the fair value hierarchy.  The disclosure for gross presentation of transactions in Level 3 became effective January 1, 2011.  The remaining disclosures became effective January 1, 2010.  These disclosures did not have a material impact on the Company's financial statements.  See Note Twenty.

ASU No. 2010-20, "Receivables (Topic 310) – Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses" requires entities to provide disclosures designed to facilitate financial statement users' evaluation of (i) the nature of credit risk inherent in the entity's portfolio of financing receivables, (ii) how that risk is analyzed and assessed in arriving at the allowance for credit losses and (iii) the changes and reasons for those changes in the allowance for credit losses.  Disclosures must be disaggregated by portfolio segment, the level at which an entity develops and documents a systematic method for determining its allowance for credit losses, and class of financing receivable, which is generally a disaggregation of portfolio segment.  The required disclosures include, among other things, a roll-forward of the allowance for credit losses as well as information about modified, impaired, non-accrual and past due loans and credit quality indicators.  ASU 2010-20 was effective for the Company's financial statements as of December 31, 2010, as it relates to disclosures required as of the end of a reporting period.  Disclosures that relate to activity during a reporting period became effective for the Company's financial statements beginning on January 1, 2011 and have been included herein in Note Six.

In April 2011, the FASB issued ASU No. 2011-02, "A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring."  The provisions of ASU No. 2011-02 provide additional guidance related to determining whether a creditor has granted a concession, include factors and examples for creditors to consider in evaluating whether a restructuring results in a delay in payment that is insignificant, prohibit creditors from using the borrower's effective rate test to evaluate whether a concession has been granted to the borrower, and add factors for creditors to use in determining whether a borrower is experiencing financial difficulties.  A provision in ASU No. 2011-02 also ends the FASB's deferral of the additional disclosures about troubled debt restructurings as required by ASU No. 2010-20.  The provisions of ASU No. 2011-02 became effective for the Company's reporting period ending September 30, 2011.  The adoption of ASU No. 2011-02 did not have a material impact on the Company's statements of income and condition.  See Note Six for further discussion.

In May 2011, the FASB issued ASU No. 2011-04, "Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs."  This ASU amends Topic 820, "Fair Value Measurements and Disclosures," to converge the fair value measurement guidance contained in U.S. generally accepted accounting principles and International Financial Reporting Standards ("IFRS").  The provisions of ASU No. 2011-04 clarify existing fair value measurements, amend certain principles set forth in Topic 820 and requires additional fair value disclosures.  ASU No. 2011-04 is effective for the Company's reporting period beginning on January 1, 2012.  The adoption of ASU No. 2011-04 is not expected to have a material impact on the Company's financial statements.

In June 2011, the FASB issued ASU No. 2011-05, "Comprehensive Income (Topic 220) – Presentation of Comprehensive Income."  ASU 2011-05 amends Topic 220, "Comprehensive Income," to require that all non-owner changes in shareholders' equity be presented in either a single continuous statement of comprehensive income or in two separate, but consecutive statements, thus eliminating the option to present components of comprehensive income within the statement of changes in shareholders' equity.  ASU No. 2011-05 is effective for the Company's reporting period beginning on January 1, 2012; however, certain provisions related to the presentation of reclassification adjustments have been deferred by ASU 2011-12 "Comprehensive Income (Topic 220) – Deferral of the Effective Date for Amendments to the Presentation of Reclassification Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05," as further discussed below.  The adoption of ASU No. 2011-05 is not expected to have a material impact on the Company's financial statements.

In September 2011, the FASB issued ASU No. 2011-08, "Intangibles – Goodwill and Other (Topic 350) – Testing Goodwill for Impairment."  Under this ASU, an entity has the option to first assess the qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount.  If an entity determines, as a result of this qualitative assessment, that it is not more than likely that the fair value of the reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.  ASU No. 2011-08 is effective for the Company's reporting period beginning on January 1, 2012.  The adoption of ASU No. 2011-08 is not expected to have a material impact on the Company's financial statements.

In September 2011, the FASB issued ASU No. 2011-09, "Compensation – Retirement Benefits – Multiemployer Plans (Subtopic 715-80)."  This ASU requires employers provide additional separate disclosures for multiemployer pension plans and multiemployer other postretirement benefit plans.  ASU No. 2011-09 is effective for the Company's reporting period ending on December 31, 2011.  The adoption of ASU No. 2011-09 did not have a material impact on the Company's financial statements.

In December 2011, the FASB issued ASU No. 2011-12, "Comprehensive Income (Topic 220) – Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05."  This ASU defers the changes in ASU No. 2011-05 that relate to the presentation of reclassification adjustments.  ASU No. 2011-05 allows entities to continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect prior to ASU No. 2011-05.  All other requirements in ASU No. 2011-05 are not affected.  ASU No. 2011-12 is effective for the Company's reporting periods beginning on January 1, 2012 and is not expected to have a material impact on the Company's financial statements.

Statements of Cash Flows: Cash paid for interest, including interest paid on long-term debt and trust preferred securities, was $21.7 million, $28.5 million, and $37.5 million in 2011, 2010, and 2009, respectively. During 2011, 2010 and 2009, the Company paid $19.0 million, $15.0 million, and $23.5 million, respectively, for income taxes.

Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Acquisitions
Note Two
Acquisitions

On November 14, 2011, the Company announced that it had signed a definitive agreement to acquire Virginia Savings Bancorp, Inc. ("VSB") and its wholly owned subsidiary, Virginia Savings Bank.  VSB is a $128 million bank and operates five branches in the northwest portion of Virginia.  The Company and VSB anticipate that the transaction will be completed in the second quarter of 2012, pending regulatory approvals, the approval of the shareholders of VSB and completion of other customary closing conditions.  The total transaction value is expected to be less than $15 million.

Restrictions On Cash And Due From Banks	12 Months Ended
Dec. 31, 2011
Restrictions On Cash And Due From Banks [Abstract]
Restrictions On Cash And Due From Banks
Note Three
Restrictions on Cash and Due From Banks

City National is required to maintain an average reserve balance with the Federal Reserve Bank of Richmond to compensate for services provided by the Federal Reserve and to meet statutory required reserves for demand deposits. The average amount of the reserve balance for the year ended December 31, 2011 was approximately $16.1 million.

Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments
Note Four
Investments

The aggregate carrying and approximate market values of securities follow. Fair values are based on quoted market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable financial instruments.

	December 31, 2011
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(in thousands)	Cost	Gains	Losses	Value

Securities available-for-sale:
Obligations of states and political subdivisions	$55,262	$1,561	$21	$56,802
US Treasuries and US government agencies	5,868	173	0	6,041
Mortgage-backed securities:
US government agencies	220,815	6,966	168	227,613
Private label	5,117	45	6	5,156
Trust preferred securities	48,951	941	4,735	45,157
Corporate securities	16,226	160	1,988	14,398
Total Debt Securities	352,239	9,846	6,918	355,167
Marketable equity securities	4,318	0	465	3,853
Investment funds	1,724	39	0	1,763
Total Securities Available-for-Sale	$358,281	$9,885	$7,383	$360,783

Securities held-to-maturity:
Trust preferred securities	$23,458	$675	$710	$23,423
Total Securities Held-to-Maturity	$23,458	$675	$710	$23,423

Other investment securities:
Non-marketable equity securities	$11,934	$0	$0	$11,934
Total Other Investment Securities	$11,934	$0	$0	$11,934

	December 31, 2010
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(in thousands)	Cost	Gains	Losses	Value

Securities available-for-sale:
Obligations of states and political subdivisions	$65,634	$759	$467	$65,926
US Treasuries and US government agencies	7,837	165	0	8,002
Mortgage-backed securities:
US government agencies	251,209	8,099	493	258,815
Private label	8,031	87	0	8,118
Trust preferred securities	58,517	1,031	4,938	54,610
Corporate securities	16,214	63	884	15,393
Total Debt Securities	407,442	10,204	6,782	410,864
Marketable equity securities	5,207	8	522	4,693
Investment funds	1,617	0	7	1,610
Total Securities Available-for-Sale	$414,266	$10,212	$7,311	$417,167

Securities held-to-maturity:
Obligations of states and political subdivisions	$438	$5	$0	$443
Trust preferred securities	23,427	0	770	22,657
Total Securities Held-to-Maturity	$23,865	$5	$770	$23,100

Other investment securities:
Non-marketable equity securities	$12,553	$0	$0	$12,553
Total Other Investment Securities	$12,553	$0	$0	$12,553

Securities with limited marketability, such as stock in the Federal Reserve Bank or the Federal Home Loan Bank are carried at cost and are reported as other securities in the table above.

Certain investment securities owned by the Company were in an unrealized loss position (i.e., amortized cost basis exceeded the estimated fair value of the securities) as of December 31, 2011 and 2010. The following table shows the gross unrealized losses and fair value of the Company's investments aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2011 and 2010.

	December 31, 2011
	Less Than Twelve Months		Twelve Months or Greater		Total
(in thousands)	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss

Securities available-for-sale:
Obligations of states and political subdivisions	$992	$11	$394	$10	$1,386	$21
Mortgage-backed securities:
US Government agencies	0	0	4,333	168	4,333	168
Private label	3,236	6	0	0	3,236	6
Trust preferred securities	6,724	520	5,402	4,215	12,126	4,735
Corporate securities	1,791	241	4,941	1,747	6,732	1,988
Marketable equity securities	3,810	465	0	0	3,810	465
Total	$16,553	$1,243	$15,070	$6,140	$31,623	$7,383

Securities held-to-maturity:
Trust preferred securities	$4,823	$212	$8,219	$498	$13,042	$710

	December 31, 2010
	Less Than Twelve Months		Twelve Months or Greater		Total
(in thousands)	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss

Securities available-for-sale:
Obligations of states and political subdivisions	$16,242	$253	$2,141	$214	$18,383	$467
Mortgage-backed securities:
US Government agencies	20,160	493	0	0	20,160	493
Trust preferred securities	6,910	686	6,831	4,252	13,741	4,938
Corporate securities	2,010	26	3,511	858	5,521	884
Marketable equity securities	1,038	221	1,260	301	2,298	522
Investment funds	1,493	7	0	0	1,493	7
Total	$47,853	$1,686	$13,743	$5,625	$61,596	$7,311

Securities held-to-maturity:
Trust preferred securities	$6,623	$198	$7,889	$572	$14,512	$770

Marketable equity securities consist of investments made by the Company in equity positions of various community banks.  Included within this portfolio are meaningful (2-5%) ownership positions in the following community bank holding companies:  Community Financial Corporation; Eagle Financial Services, Inc; First National Corporation; and First United Corporation.

During 2011, the Company realized investment gains of $3.1 million from the sale of U.S. government agencies, mortgage backed securities and certain single issuer trust preferred securities, with remaining book values of $6.0 million, $232.8 million and $66.1 million at December 31, 2011, respectively.  In addition, the Company received full payment in 2011 on its investment in a single issuer bank trust preferred security, along with accrued interest that had previously been deferred, that the Company had previously recognized a credit-related net impairment charge of $0.6 million during 2010.  As a result of this repayment, the Company recognized an investment gain of $0.6 million in 2011.  These gains were partially offset by $1.3 million in credit-related net investment impairment losses.  These charges deemed to be other-than-temporary were related to pooled bank trust preferreds ($0.4 million credit-related net impairment losses) with a remaining book value of $3.4 million at December 31, 2011, and community bank and bank holding company equity positions ($0.9 million credit-related net impairment losses) with remaining book value of $3.9 million at December 31, 2011.  The credit-related net impairment charges related to the pooled bank trust preferred securities were based on the Company's quarterly reviews of its investment securities for indications of losses considered to be other than temporary.  Based on management's assessment of the securities the Company owns, the seniority position of the securities within the pools, the level of defaults and deferred payments within the pools, management concluded that credit-related impairment charges of $0.4 million on the pooled bank trust preferred securities were appropriate for the year ended December 31, 2011.  During the year ended December 31, 2011, the Company recognized $0.9 million of credit-related net impairment charges on the Company's equity positions due to the length of time and extent to which the market value of these securities have been below the Company's cost basis.  As a result of these factors, the Company does not expect the market value of these securities to recover in the near future.

During 2010, the Company recorded $6.1 million of credit-related net investment impairment losses.  The charges deemed to be other-than-temporary were related to pooled bank trust preferreds ($1.8 million credit-related net impairment losses) with a remaining book value of $7.8 million at December 31, 2010, single issuer bank trust preferreds ($0.7 million credit-related net impairment losses) with a remaining book value of $1.2 million at December 31, 2010, and community bank and bank holding company equity positions ($3.6 million credit-related net impairment losses) with remaining book value of $3.6 million at December 31, 2010.  The credit-related net impairment charges related to the pooled bank trust preferred securities and single issuer bank trust preferred securities (Cascade Capital Trust I issued by Cascade Financial Corporation of Everett, Washington) were based on the Company's quarterly reviews of its investment securities for indications of losses considered to be other than temporary.  Based on management's assessment of the securities the Company owns, the seniority position of the securities within the pools, the level of defaults and deferred payments within the pools, management concluded that credit-related impairment charges of $1.8 million and $0.7 million on the pooled bank trust preferred securities and single issuer bank trust preferred securities, respectively, were appropriate for the year ending December 31, 2010.  During the year ended December 31, 2010, the Company recognized $3.6 million of credit-related net impairment charges on the Company's equity positions due to trends of poor financial performance over the last several quarters and the length of time and extent to which the market value of these securities have been below the Company's cost basis.  As a result of these factors, the Company does not expect the market value of these securities to recover in the near future.  These losses were partially offset by realized investment gains of $1.4 million as the Company sold certain single issuer trust preferred securities with a remaining book value of $75.3 million during the year ended December 31, 2010.

Declines in the fair value of held-to-maturity and available-for-sale securities below their cost that are deemed to be other-than-temporary are reflected in earnings as realized losses. In estimating other-than-temporary impairment losses, management considers, among other things, (i) the length of time and the extent to which the fair value has been less than cost; (ii) the financial condition, capital strength, and near–term (12 months) prospects of the issuer, including any specific events which may influence the operations of the issuer such as changes in technology that may impair the earnings potential of the investment or the discontinuance of a segment of the business that may affect the future earnings potential; (iii) the historical volatility in the market value of the investment and/or the liquidity or illiquidity of the investment; (iv) adverse conditions specifically related to the security, an industry, or a geographic area; or (v) the intent to sell the investment security and if it's more likely than not the Company will not have to sell the security before recovery of its cost basis.  In addition, management also employs a continuous monitoring process in regards to its marketable equity securities, specifically its portfolio of regional community bank holdings.  Although the regional community bank stocks that are owned by the Company are publicly traded, the trading activity for these stocks is minimal, with trading volumes of less than 0.1% of each respective company being traded on a daily basis. Another factor influencing the market value of these equity securities is a depressed stock market, particularly in the smaller community bank financial sector.  As part of management's review process for these securities, management reviews the financial condition of each respective regional community bank for any indications of financial weakness.

Management has the ability and intent to hold the securities classified as held to maturity until they mature, at which time the Company will receive full value for the securities. Furthermore, as of December 31, 2011, management does not intend to sell an impaired security and it is not more than likely that it will be required to sell the security before the recovery of its amortized cost basis.  The unrealized losses on debt securities are primarily the result of interest rate changes, credit spread widening on agency-issued mortgage related securities, general financial market uncertainty and unprecedented market volatility. These conditions will not prohibit the Company from receiving its contractual principal and interest payments on its debt securities.  The fair value is expected to recover as the securities approach their maturity date or repricing date. As of December 31, 2011, management believes the unrealized losses detailed in the table above are temporary and no impairment loss has been recognized in the Company's consolidated income statement.  Should the impairment of any of these securities become other-than-temporary, the cost basis of the investment will be reduced and the resulting credit loss recognized in net income in the period of the other-than-temporary impairment is identified, while any noncredit loss will be recognized in other comprehensive income.

At December 31, 2011, the book value of the Company's five pooled trust preferred securities totaled $7.5 million with an estimated fair value of $3.4 million. All of these securities are mezzanine tranches.  Pooled trust preferred securities represent beneficial interests in securitized financial assets that the Company analyzes within the scope of FASB ASC 320, Investments—Debt and Equity Securities and are evaluated quarterly for other-than-temporary-impairment ("OTTI").  Management performs an analysis of OTTI utilizing its internal methodology as described below to estimate expected cash flows to be received in the future.  The Company reviews each of its pooled trust preferred securities to determine if an OTTI charge would be recognized in current earnings in accordance with FASB ASC 320, Investments—Debt and Equity Securities. There is risk that continued collateral deterioration could cause the Company to recognize additional OTTI charges in earnings in the future.

When evaluating pooled trust preferred securities for OTTI, the Company determines a credit related portion and a noncredit related portion, if any. The credit related portion is recognized in earnings and represents the difference between the present value of expected future cash flows and the amortized cost basis of the security. The noncredit related portion is recognized in other comprehensive income, and represents the difference between the book value and the fair value of the security less the amount of the credit related impairment. The determination of whether it is probable that an adverse change in estimated cash flows has occurred is evaluated by comparing estimated cash flows to those previously projected as further described below. The Company considers this process to be its primary evidence when determining whether credit related OTTI exists.  The results of these analyses are significantly affected by other variables such as the estimate of future cash flows, credit worthiness of the underlying issuers and determination of the likelihood of defaults of the underlying collateral.

The Company utilizes a third party model to compute the present value of expected cash flows which considers the structure and term of each of the five respective pooled trust preferred securities and the financial condition of the underlying issuers.  Specifically, the third party model details interest rates, other fees and expenses, principal balances of note classes and underlying issuers, the timing and amount of interest and principal payments of the underlying issuers, and the allocation of the payments to the note classes.  The current estimate of expected cash flows is based on the most recent trustee reports and any other relevant market information including announcements of interest payment cures, deferrals or defaults of underlying trust preferred securities.  As in the past, for issuing banks that have defaulted, management assumes no recovery.  For issuing banks that have deferred its interest payments, management excludes the collateral balance associated with these banks and assumes no recoveries of such collateral balance in the future.  The exclusion of such issuing banks in a current deferral position is based on such bank experiencing a certain level of financial difficulty that raises doubt about its ability to satisfy its contractual debt obligation, and accordingly, the Company excludes the associated collateral balance from its estimate of expected cash flows.  Other assumptions used in the estimate of expected cash flows include expected future default rates and prepayments.  Specifically, the model assumes annual prepayment of 1.0% with 100% at maturity and assumes 150 basis points of additional annual defaults from banks that are currently not in default or deferral.  In addition, the model assumes no recoveries except for one trust preferred security which assumes that two of the banks currently deferring or in default will cure such positions between June 2012 and September 2012.  Management compares the present value of expected cash flows to those previously projected to determine if an adverse change in cash flows has occurred.  If an adverse change in cash flows has occurred, management determines the credit loss to be recognized in the current period and the portion related to noncredit factors to be recognized in other comprehensive income.

The following table presents a progression of the credit loss component of OTTI on debt securities recognized in earnings during the years ended December 31, 2011, 2010 and 2009. The credit loss component represents the difference between the present value of expected future cash flows and the amortized cost basis of the security. As noted above, the credit component of OTTI recognized in earnings during the year ended 2011 is presented in two parts based upon whether the credit impairment in the current period is the first time the debt security was credit impaired (initial credit impairment) or if it is an additional credit impairment on a debt security that was credit impaired in previous periods.

(in thousands)	2011	2010	2009

Beginning balance	$19,240	$17,473	$15,793
Additions:
Initial credit impairment	0	0	0
Additional credit
impairment	355	1,767	1,680
Deductions:
Called	(638)	0	0
Balance December 31	$18,957	$19,240	$17,473

(Dollars in thousands)
Deal Name		Type	Class	Original Cost	Amortized Cost	Fair Value	Difference (1)	Lowest Credit Rating	# of issuers currently performing	Actual deferrals/defaults (as a % of original dollar)	Expected deferrals/defaults (as a % of remaining of performing collateral)		Excess Subordination as a Percentage of Current Performing Collateral (4)
		Pooled trust preferred securities:
		Available for Sale:
P1	(5)	Pooled	Mezz	$1,175	$505	$219	$(286)	Ca	17	28.7%	14.8	%(2)	17.4%
P2	(6)	Pooled	Mezz	3,944	1,197	842	(355)	Ca	16	25.9%	23.1	%(2)	11.9%
P3	(7)	Pooled	Mezz	2,962	1,431	379	(1,052)	Caa3	26	24.5%	22.3	%(2)	0.0%
P4	(8)	Pooled	Mezz	4,060	965	216	(749)	Ca	13	25.4%	0.0	%(3)	0.0%
P5	(9)	Pooled	Mezz	5,650	826	226	(600)	Ca	16	35.6%	22.7	%(2)	16.3%

		Held to Maturity:
P6	(10)	Pooled	Mezz	2,274	328	437	109	Ca	17	28.7%	14.8	%(2)	17.4%
P7	(6)	Pooled	Mezz	5,237	1,047	1,122	75	Ca	16	25.9%	23.1	%(2)	11.9%

		Single issuer trust preferred securities
		Available for sale:
S1		Single		1,149	1,038	1,038	0	Ba2	1	0	0
S2		Single		5,119	5,077	4,638	(439)	BB+	1	0	0
S3		Single		535	510	460	(50)	BB+	1	0	0
S4	(11)	Single		261	235	101	(134)	NR	1	0	0
S5		Single		3,000	3,000	3,036	36	B2	1	0	0
S6		Single		1,000	1,000	1,008	8	B2	1	0	0

		Held to Maturity:
S7		Single		4,000	4,000	4,000	0	NR	1	0	0
S8		Single		3,360	3,109	2,850	(259)	NR	1	0	0
S9		Single		3,564	3,535	3,398	(137)	NR	1	0	0
S10		Single		4,321	4,133	4,090	(43)	Baa3	1	0	0

	(1)
The differences noted consist of unrealized losses recorded at December 31, 2011 and noncredit other-than-temporary impairments recorded subsequent to April 1, 2009 that have not been reclassified as credit losses.

	(2)
Performing collateral is defined as total collateral minus all collateral that has been called, is currently deferring, or currently in default. This model for this security assumes that all collateral that is currently deferring will default with a zero recovery rate. The underlying issuers can cure, thus this bond could recover at a higher percentage upon default than zero.

	(3)
Performing collateral is defined as total collateral minus all collateral that has been called, is currently deferring, or currently in default. The model for this security assumes that two of the banks that are currently deferring will cure between June 2012 and September 2012. If additional underlying issuers cure, this bond could recover at a higher percentage.

	(4)
Excess subordination is defined as the additional defaults/deferrals necessary in the next reporting period to deplete the entire credit enhancement (excess interest and over-collateralization) beneath our tranche within each pool to the point that would cause a "break in yield." This amount assumes that all currently performing collateral continues to perform. A break in yield means that our security would not be expected to receive all the contractual cash flows (principal and interest) by maturity. The "percent of current performing collateral" is the ratio of the "excess subordination amount" to current performing collateral—a higher percent means there is more excess subordination to absorb additional defaults/deferrals, and the better our security is protected from loss.

	(5)
No other-than-temporary impairment losses were incurred during the year ended December 31, 2011. Other-than-temporary impairment losses of $370,000 were recognized during the year ended December 31, 2010.

	(6)	No other-than-temporary impairment losses were incurred during the years ended December 31, 2011 and 2010, respectively.
	(7)	Other-than-temporary impairment losses of $115,000 and $72,000 were recognized during the years ended December 31, 2011 and 2010, respectively.
	(8)	Other-than-temporary impairment losses of $240,000 and $619,000 were recognized during the years ended December 31, 2011 and 2010, respectively.
	(9)	No other-than-temporary impairment losses were incurred during the years ended December 31, 2011 and 2010, respectively.
	(10)
No other-than-temporary impairment losses were incurred during the year ended December 31, 2011. Other-than-temporary impairment losses of $706,000 were recognized during the year ended December 31, 2010.

	(11)
No other-than-temporary impairment losses were incurred during the year ended December 31, 2011. Other-than-temporary impairment losses of $15,000 were recognized during the year ended December 31, 2010.

The amortized cost and estimated fair value of debt securities at December 31, 2011, by contractual maturity, are shown in the following table. Expected maturities will differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties. Mortgage-backed securities have been allocated to their respective maturity groupings based on their contractual maturity.

		Estimated
		Fair
(in thousands)	Cost	Value

Securities Available-for-Sale
Due in one year or less	$9,007	$9,047
Due after one year through five years	44,538	44,910
Due after five years through ten years	51,541	52,891
Due after ten years	247,153	248,319
	$352,239	$355,167

Securities Held-to-Maturity
Due in one year or less	$0	$0
Due after one year through five years	0	0
Due after five years through ten years	0	0
Due after ten years	23,458	23,423
	$23,458	$23,423

Gross gains and gross losses realized by the Company from investment security transactions are summarized in the table below:

(in thousands)	2011	2010	2009

Gross realized gains	$3,756	$1,397	$259
Gross realized losses	0	0	(1,085)
Investment security (losses) gains	$3,756	$1,397	$(826)

The specific identification method is used to determine the cost basis of securities sold.

The carrying value of securities pledged to secure public deposits and for other purposes as required or permitted by law approximated $204.0 million and $204.6 million at December 31, 2011 and 2010, respectively.

Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Loans
Note Five
Loans

The following summarizes the Company's major classifications for loans:

(in thousands)	2011	2010
Residential real estate	$638,585	$610,369
Home equity	433,000	416,172
Commercial and industrial	130,899	134,612
Commercial real estate	732,146	661,758
Consumer	35,845	38,424
DDA overdrafts	2,628	2,876
Previously securitized loans	0	789
Gross Loans	1,973,103	1,865,000
Allowance for loan losses	(19,409)	(18,224)
Net Loans	$1,953,694	$1,846,776

Construction loans of $9.2 million and $7.9 million are included within residential real estate loans at December 31, 2011 and 2010, respectively.  Construction loans of $20.2 million and $31.5 million are included within commercial real estate loans at December 31, 2011 and 2010, respectively.  The Company's commercial and residential real estate construction loans are primarily secured by real estate within the Company's principal markets.  These loans were originated under the Company's loan policy, which is focused on the risk characteristics of the loan portfolio, including construction loans.  Adequate consideration has been given to these loans in establishing the Company's allowance for loan losses.

Allowance For Loan Losses	12 Months Ended
Dec. 31, 2011
Allowance For Loan Losses [Abstract]
Allowance For Loan Losses
Note Six
Allowance for Loan Losses

Management systematically monitors the loan portfolio and the adequacy of the allowance for loan losses on a quarterly basis to provide for probable losses inherent in the portfolio.  Management assesses the risk in each loan type based on historical trends, the general economic environment of its local markets, individual loan performance, and other relevant factors.

Individual credits are selected throughout the year for detailed loan reviews, which are utilized by management to assess the risk in the portfolio and the adequacy of the allowance.  Due to the nature of commercial lending, evaluation of the adequacy of the allowance as it relates to these loan types is often based more upon specific credit review, with consideration given to the potential impairment of certain credits and historical loss rates, adjusted for general economic conditions and other inherent risk factors.

The following summarizes the activity in the allowance for loan losses, by portfolio segment, for the year ended December 31, 2011.  The following also presents the balance in the allowance for loan losses disaggregated on the basis of the Company's impairment measurement method and the related recorded investment in loans, by portfolio segment, as of December 31, 2011 and 2010.
							Previously
	Commercial and	Commercial	Residential	Home		DDA	Securitized
(in thousands)	industrial	real estate	real estate	equity	Consumer	overdrafts	loans	Total
December 31, 2011
Allowance for loan losses
Beginning balance	$1,864	$8,488	$4,149	$2,640	$95	$988	$0	$18,224
Charge-offs	(522)	(1,989)	(1,367)	(1,089)	(164)	(1,712)	0	(6,843)
Recoveries	23	1,981	29	7	136	1,252	0	3,428
Provision	(775)	3,186	780	1,215	21	173	0	4,600
Ending balance	$590	$11,666	$3,591	$2,773	$88	$701	$0	$19,409

December 31, 2010
Allowance for loan losses
Beginning balance	$2,069	$8,961	$3,184	$2,331	$191	$1,805	$0	$18,541
Charge-offs	(73)	(3,304)	(1,607)	(930)	(86)	(3,638)	0	(9,638)
Recoveries	27	415	74	26	129	1,557	0	2,228
Provision	(159)	2,416	2,498	1,213	(139)	1,264	0	7,093
Ending balance	$1,864	$8,488	$4,149	$2,640	$95	$988	$0	$18,224

December 31, 2009
Allowance for loan losses
Beginning balance	$3,096	$11,942	$2,371	$2,212	$190	$2,353	$0	$22,164
Charge-offs	(530)	(7,219)	(1,195)	(721)	(265)	(2,886)	0	(12,816)
Recoveries	102	133	102	20	222	1,620	0	2,199
Provision	(599)	4,105	1,906	820	44	718	0	6,994
Ending balance	$2,069	$8,961	$3,184	$2,331	$191	$1,805	$0	$18,541

As of December 31, 2011
Allowance for loan losses
Evaluated for impairment:
Individually	$0	$2,666	$0	$0	$0	$0	$0	$2,666
Collectively	590	9,000	3,591	2,773	88	701	0	16,743
Total	$590	$11,666	$3,591	$2,773	$88	$701	$0	$19,409

Loans
Evaluated for impairment:
Individually	$81	$15,311	$476	$298	$0	$0	$0	$16,166
Collectively	130,818	716,835	638,109	432,702	35,845	2,628	0	1,956,937
Total	$130,899	$732,146	$638,585	$433,000	$35,845	$2,628	$0	$1,973,103

As of December 31, 2010
Allowance for loan losses
Evaluated for impairment:
Individually	$0	$150	$0	$0	$0	$0	$0	$150
Collectively	1,864	8,338	4,149	2,640	95	988	0	18,074
Total	$1,864	$8,488	$4,149	$2,640	$95	$988	$0	$18,224

Loans
Evaluated for impairment:
Individually	$0	$15,909	$483	$1,047	$0	$0	$0	$17,439
Collectively	134,612	645,849	609,886	415,125	38,424	2,876	789	1,847,561
Total	$134,612	$661,758	$610,369	$416,172	$38,424	$2,876	$789	$1,865,000

During the third quarter of 2011, the Company received life insurance proceeds from a policy carried by one of its commercial customers.  The Company had previously placed several loans to this customer on non-accrual status and recorded the charge-offs related to these credits.  The life insurance proceeds satisfied the customer's remaining outstanding balances and also enabled the Company to recover $1.9 million of the previously recorded charge-offs.

Credit Quality Indicators

All commercial loans within the portfolio are subject to internal risk grading.  The Company's internal risk ratings are:  Exceptional, Good, Acceptable, Pass/Watch, Special Mention, Substandard and Doubtful.  Each internal risk rating is defined in the loan policy using the following criteria:  balance sheet yields, ratios and leverage, cash flow spread and coverage, prior history, capability of management, market position/industry, potential impact of changing economic, legal, regulatory or environmental conditions, purpose structure, collateral support, and guarantor support.  Risk grades are generally assigned by the primary lending officer and are periodically evaluated by the Company's internal loan review process.  Based on an individual loan's risk grade, estimated loss percentages are applied to the outstanding balance of the loan to determine the amount of probable loss.

The Company categorizes loans into risk categories based on relevant information regarding the customer's debt service ability, capacity, overall collateral position along with other economic trends, and historical payment performance.  The risk grades for each credit are updated when the Company receives current financial information, the loan is reviewed by the Company's internal loan review/credit administration departments, or the loan becomes delinquent or impaired.  The risk grades are updated a minimum of annually for loans rated exceptional, good, acceptable, or pass/watch.  Loans rated special mention, substandard or doubtful are reviewed at least quarterly.  The Company uses the following definitions for risk ratings:

Risk Rating	Description

Exceptional
Loans classified as exceptional are secured with liquid collateral conforming to the internal loan policy.  Loans rated within this category pose minimal risk of loss to the bank and the risk grade within this pool of loans is generally updated on an annual basis.

Good
Loans classified as good have similar characteristics that include a strong balance sheet, satisfactory debt service coverage ratios, strong management and/or guarantors, and little exposure to economic cycles.  Loans within this category are generally reviewed on an annual basis.  Loans in this category generally have a low chance of loss to the bank.

Acceptable
Loans classified as acceptable have acceptable liquidity levels, adequate debt service coverage ratios, experienced management, and have average exposure to economic cycles.  Loans within this category generally have a low risk of loss to the bank.

Pass/Watch
Loans classified as pass/watch have erratic levels of leverage and/or liquidity, cash flow is volatile and the borrower is subject to moderate economic risk.  A borrower in this category poses a low to moderate risk of loss to the bank.

Special Mention
Loans classified as special mention have a potential weakness(es) that deserves management's close attention.  The potential weakness could result in deterioration of the loan repayment or the bank's credit position at some future date.  A loan rated in this category poses a moderate loss risk to the bank.

Substandard
Loans classified as substandard reflect a customer with well defined weaknesses that jeopardize the liquidation of the debt.  Loans in this category have the possibility that the bank will sustain some loss if the deficiencies are not corrected and the bank's collateral value is weakened by the financial deterioration of the borrower.

Doubtful
Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristics that make collection of the full contract amount highly improbable.  Loans rated in this category are most likely to cause the bank to have a loss due to a collateral shortfall or a negative capital position.

The following presents loans by internally assigned grade as of December 31, 2011 and 2010:

							Previously
	Commercial and	Commercial	Residential	Home		DDA	Securitized
(in thousands)	industrial	real estate	real estate	equity	Consumer	overdrafts	loans	Total
December 31, 2011:
Risk Grade
Exceptional	$4,220	$42	0	0	0	0	0	$4,262
Good	6,728	107,718	0	0	0	0	0	114,446
Acceptable	93,077	411,721	0	0	0	0	0	504,798
Pass/watch	25,246	161,598	0	0	0	0	0	186,844
Special mention	470	16,802	0	0	0	0	0	17,272
Substandard	1,037	34,265	0	0	0	0	0	35,302
Doubtful	121	0	0	0	0	0	0	121
Total	$130,899	$732,146						863,045

Payment Activity
Performing			$637,586	$431,199	$35,845	$2,616	$0	1,107,246
Non-performing			999	1,801	0	12	0	2,812
Total			$638,585	$433,000	$35,845	$2,628	$0	$1,973,103

December 31, 2010:
Risk Grade
Exceptional	$3,241	$47	0	0	0	0	0	$3,288
Good	5,693	68,417	0	0	0	0	0	74,110
Acceptable	98,067	396,072	0	0	0	0	0	494,139
Pass/watch	20,675	142,223	0	0	0	0	0	162,898
Special mention	4,030	28,547	0	0	0	0	0	32,577
Substandard	2,693	26,354	0	0	0	0	0	29,047
Doubtful	213	98	0	0	0	0	0	311
Total	$134,612	$661,758						796,370

Payment Activity
Performing			$608,422	$414,599	$38,419	$2,875	$604	1,064,919
Non-performing			1,947	1,573	5	1	185	3,711
Total			$610,369	$416,172	$38,424	$2,876	$789	$1,865,000

Aging Analysis of Accruing and Non-Accruing Loans

The following presents an aging of the Company's accruing and non-accruing loans as of December 31, 2011 and 2010:

							Previously
	Commercial and	Commercial	Residential	Home		DDA	Securitized
(in thousands)	industrial	real estate	real estate	equity	Consumer	overdrafts	loans	Total
December 31, 2011:
30 – 59 days past due	$1,243	$576	$4,912	$1,906	$133	$883	$0	$9,653
60 – 89 days past due	0	2,839	408	228	5	14	0	3,494
Over 90 days past due	0	0	42	112	0	12	0	166
Non-accrual	375	18,930	957	1,689	0	0	0	21,951
	1,618	22,345	6,319	3,935	138	909	0	35,264
Current	129,281	709,801	632,266	429,065	35,707	1,719	0	1,937,839
Total	$130,899	$732,146	$638,585	$433,000	$35,845	$2,628	$0	$1,973,103

							Previously
	Commercial and	Commercial	Residential	Home		DDA	Securitized
(in thousands)	industrial	real estate	real estate	equity	Consumer	overdrafts	loans	Total
December 31, 2010:
30 – 59 days past due	$0	$775	$3,512	$1,817	$122	$354	$247	$6,827
60 – 89 days past due	0	0	667	278	20	6	44	1,015
Over 90 days past due	0	0	595	181	5	1	54	836
Non-accrual	237	7,705	1,352	1,392	0	0	131	10,817
	237	8,480	6,126	3,668	147	361	476	19,495
Current	134,375	653,278	604,243	412,504	38,277	2,515	313	1,845,505
Total	$134,612	$661,758	$610,369	$416,172	$38,424	$2,876	$789	$1,865,000

Impaired Loans

The following presents the Company's impaired loans as of December 31, 2011 and 2010:
							Previously
	Commercial and	Commercial	Residential	Home		DDA	Securitized
(in thousands)	industrial	real estate	real estate	equity	Consumer	overdrafts	loans	Total
December 31, 2011:
With no related allowance
recorded:
Recorded investment	$78	$2,840	$0	$0	$0	$0	$0	$2,918
Unpaid principal balance	78	6,036	0	0	0	0	0	6,114

With an allowance
recorded
Recorded investment	$297	$16,090	$1,000	$1,801	$0	$12	$0	$19,200
Unpaid principal balance	297	16,090	1,000	1,801	0	12	0	19,200
Related allowance	53	3,044	139	240	0	12	0	3,488

December 31, 2010:
With no related allowance
recorded:
Recorded investment	$0	$13,755	$483	$1,048	$0	$0	$0	$15,286
Unpaid principal balance	0	18,390	483	1,048	0	0	0	19,921

With an allowance
recorded
Recorded investment	$237	$3,670	$1,947	$824	$5	$1	$185	$6,869
Unpaid principal balance	237	4,199	1,947	824	5	1	185	7,398
Related allowance	113	554	487	206	1	1	46	1,408

The following table presents information related to the average recorded investment and interest income recognized on the Company's impaired loans for the year ended December 31, 2011:
(in thousands)	Commercial and industrial	Commercial real estate	Residential real estate	Home equity	Consumer	DDA overdrafts	Previously Securitized loans	Total
December 31, 2011:
With no related allowance
recorded:
Average recorded investment	$30	$10,436	$240	$523	$0	$0	$0	$11,229
Interest income recognized	1	270	15	5	0	0	0	291

With an allowance
recorded
Average recorded investment	$216	$14,232	$861	$773	$0	$0	$0	$16,082
Interest income recognized	2	305	4	17	0	0	0	328

Approximately $0.8 million, $0.5 million and $0.9 million of interest income would have been recognized during 2011, 2010 and 2009, respectively, if such loans had been current in accordance with their original terms.  There were no commitments to provide additional funds on non-accrual, impaired, or other potential problem loans at December 31, 2011 and 2010.

Loan Modifications

The Company's policy on loan modifications typically does not allow for modifications that would be considered a concession from the Company.  However, when there is a modification, the Company evaluates each modification to determine if the modification constitutes a troubled debt restructuring ("TDR") in accordance with ASU 2011-02 whereby a modification of a loan would be considered a TDR when both of the following conditions are met: (1) a borrower is experiencing financial difficulty and (2) the modification constitutes a concession.  When determining whether the borrower is experiencing financial difficulties, the Company reviews whether the debtor is currently in payment default on any of its debt or whether it is probable that the debtor would be in payment default in the foreseeable future without the modification.  Other indicators of financial difficulty include whether the debtor has declared or is in the process of declaring bankruptcy, the debtor's ability to continue as a going concern, or the debtor's projected cash flow to service its debt (including principal and interest) in accordance with the contractual terms for the foreseeable future, without a modification.

At December 31, 2011, the Company had one loan modification, relating to a commercial real estate loan, that was considered to be a TDR, which was less than $0.3 million.  There was no material difference between the pre-modification and post-modification balances.   The impact on the allowance for loan losses was insignificant.  The TDR did not default during the year ended December 31, 2011.

Previously Securitized Loans	12 Months Ended
Dec. 31, 2011
Previously Securitized Loans [Abstract]
Previously Securitized Loans
Note Seven
Previously Securitized Loans

The table below summarizes information regarding delinquencies, net credit losses, and outstanding collateral balances of previously securitized loans for the dates presented:

	December 31
(in thousands)	2011	2010	2009

Total principal amount of loans outstanding	$9,821	$12,098	$15,119
Discount	(9,821)	(11,309)	(13,406)
Net book value	$0	$789	$1,713
Principal amount of loans between 30 and 89 days past due	$0	$291	$1,023
Principal amount of loans between 90 and 119 days past due	0	54	79
Net credit recoveries during the year	128	182	312

As of December 31, 2011 and 2010, the Company reported a book value of previously securitized loans of less than $0.1 million and $0.8 million, respectively, while the actual outstanding balance of previously securitized loans at December 31, 2011 and 2010 was $9.8 million and $12.1 million, respectively.  During 2011, 2010, and 2009 the Company recognized $3.1 million, $4.0 million, and $3.9 million, respectively, of interest income on the previously securitized loans and received cash of $3.9 million, $5.0 million, and $6.3 million, respectively, comprised of principal and interest payments from borrowers.

Premises And Equipment	12 Months Ended
Dec. 31, 2011
Premises And Equipment [Abstract]
Premises And Equipment
Note Eight
Premises and Equipment

A summary of premises and equipment and related accumulated depreciation as of December 31 is summarized as follows:

(in thousands)	Estimated Useful Life	2011	2010

Land		$25,065	$25,007
Buildings and improvements	10 to 30 yrs.	72,940	71,028
Equipment	3 to 7 yrs.	35,159	35,444
		133,164	131,479
Less accumulated depreciation		(68,552)	(66,949)
Net premises and equipment		$64,612	$64,530

Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets
Note Nine
Goodwill and Other Intangible Assets

The carrying amount of goodwill approximated $54.9 million at December 31, 2011 and 2010, respectively.  The Company completed its annual assessment of the carrying value of goodwill during 2011 and concluded that its carrying value was not impaired.

The following table summarizes core deposit intangibles as of December 31, 2011 and 2010, which are subject to amortization:

(in thousands)	2011	2010

Gross carrying amount	$4,404	$4,404
Accumulated amortization	(3,130)	(2,721)
Net core deposit intangible	$1,274	$1,683

During 2011, 2010, and 2009, the Company recognized pre-tax amortization expense of $0.4 million, $0.4 million, and $0.5 million, respectively, associated with its core deposit intangible assets. The estimated amortization expense for core deposit intangible assets for each of the next five years is as follows:

(in thousands)	Projected Amortization Expense

2012	$392
2013	376
2014	359
2015	147
2016	0
$1,274

Scheduled Maturities Of Time Deposits	12 Months Ended
Dec. 31, 2011
Scheduled Maturities Of Time Deposits [Abstract]
Scheduled Maturities Of Time Deposits
Note Ten
Scheduled Maturities of
Time Deposits

Scheduled maturities of time deposits outstanding at December 31, 2011 are summarized as follows:

(in thousands)

2012	$499,743
2013	183,083
2014	106,546
2015	43,048
2016	53,137
Over five years	39
Total	$885,596

     Scheduled maturities of time deposits of $100,000 or more outstanding at December 31, are summarized as follows:

(in thousands)	2011	2010

Within one year	$149,677	$178,909
Over one through two years	52,961	69,899
Over two through three years	31,869	16,216
Over three through four years	15,655	9,914
Over four through five years	25,244	13,697
Over five years	343	0
Total	$275,749	$288,635

Short-Term Borrowings	12 Months Ended
Dec. 31, 2011
Short-Term Borrowings [Abstract]
Short-Term Borrowings
Note Eleven
Short-Term Borrowings

A summary of short-term borrowings are as follows

(dollars in thousands)	2011	2010	2009

Balance at end of year:
Securities repurchase agreements	$114,050	$112,335	$116,329
Federal Funds purchased	75,000	0	0
FHLB advances	0	375	2,000
Total	$189,050	$112,710	$118,329

Avg. outstanding during the year:
Securities repurchase agreements	$122,693	$110,891	$125,024
Federal Funds purchased	576	0	0
FHLB advances	300	1,684	8,992

Max. outstanding at any month end:
Securities repurchase agreements	$139,607	$119,174	$154,577
Federal Funds purchased	75,000	0	0
FHLB advances	367	2,000	42,256

Weighted-average interest rate:
During the year:
Securities repurchase agreements	0.25%	0.25%	0.26%
Federal Funds purchased	0.28%	0.00%	0.00%
FHLB advances	4.36%	4.93%	2.27%
End of the year:
Securities repurchase agreements	0.25%	0.25%	0.25%
Federal Funds purchased	0.28%	0.00%	0.00%
FHLB advances	0.00%	4.38%	6.30%

Through City National, the Company has purchased 52,042 shares of Federal Home Loan Bank ("FHLB") stock at par value as of December 31, 2011. Such purchases are required based on City National's maximum borrowing capacity with the FHLB.  Additionally, FHLB stock entitles the Company to dividends declared by the FHLB and provides an additional source of short-term and long-term funding, in the form of collateralized advances. Financing obtained from the FHLB is based, in part, on the amount of qualifying collateral available, specifically 1-4 family residential mortgages, other residential mortgages, and commercial real estate and other non-residential mortgage loans. At December 31, 2011 and 2010, collateral pledged to the FHLB included approximately $1.2 billion and $1.3 billion, respectively, in investment securities and one-to-four-family residential property loans.  Therefore, in addition to the short-term financing discussed above and long-term financing (see Note Twelve), at December 31, 2011 and 2010, City National had an additional $771.1 million and $455.7 million, respectively, available from unused portions of lines of credit with the FHLB and other financial institutions.

Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt
Note Twelve
Long-Term Debt

The components of long-term debt are summarized as follows:

(in thousands)	Maturity	Weighted-Average Interest Rate	2011	2010

Junior subordinated debentures owed to City Holding Capital Trust III	2038	3.85%	16,495	16,495
Total Long-term debt			$16,495	$16,495

The Company formed a statutory business trust, City Holding Capital Trust III, under the laws of the state of Delaware ("Capital Trust III").  Capital Trust III was created for the exclusive purpose of (i) issuing trust preferred securities ("Capital Securities"), which represent preferred undivided beneficial interests in the assets of the trusts, (ii) using the proceeds from the sale of the Capital Securities to acquire junior subordinated debentures ("Debentures") issued by the Company, and (iii) engaging in only those activities necessary or incidental thereto.  The trust is considered a variable interest entity for which the Company is not the primary beneficiary.  Accordingly, the accounts of the trust are not included in the Company's consolidated financial statements (see Note One).

Distributions on the Debentures are cumulative and will be payable quarterly at an interest rate of 3.50% over the three month LIBOR rate, reset quarterly.  Interest payments are due in March, June, September and December.  The Debentures are redeemable prior to maturity at the option of the Company (i) in whole or at any time or in part from time-to-time, at declining redemption prices ranging from 103.525% to 100.000% on June 15, 2013, and thereafter, or (ii) in whole, but not in part, at any time within 90 days following the occurrence and during the continuation of certain pre-defined events.

Payments of distributions on the trust preferred securities and payments on redemption of the trust preferred securities are guaranteed by the Company. The Company also entered into an agreement as to expenses and liabilities with the trust pursuant to which it agreed, on a subordinated basis, to pay any costs, expenses or liabilities of the trust other than those arising under the trust preferred securities. The obligations of the Company under the junior subordinated debentures, the related indentures, the trust agreement establishing the trust, the guarantees and the agreements as to expenses and liabilities, in the aggregate, constitute a full and unconditional guarantee by the Company of the trust's obligations under the trust preferred securities. The Capital Securities issued by the statutory business trusts qualify as Tier 1 capital for the Company under current Federal Reserve Board guidelines.

Derivative Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
Derivative Instruments
Note Thirteen
Derivative Instruments

During 2005 and 2006, the Company entered into interest rate floors with a total notional value of $600 million, seven of which (total notional amount of $500 million) were designated as cash flow hedges.  These derivative instruments provided the Company protection against the impact of declining interest rates on future income streams from the Company's portfolio of $500 million of variable-rate loans outstanding.  The interest rate floors had maturities between May 2008 and June 2011 and strike rates ranging from 6.00% to 8.00%.  During 2008, interest rate floors with a total notional value of $150 million matured.  The remaining interest rate floors with a total notional value of $450 million were sold during 2008.  The gains from the sales of $16.8 million were recognized over the remaining lives of the various hedged loans and expired in June 2011.

As of December 31, 2011 and 2010, the Company has derivative financial instruments not included in hedge relationships.  These derivatives consist of interest rate swaps used for interest rate management purposes and derivatives executed with commercial banking customers to facilitate their interest rate management strategies.

The following table summarizes the fair value of these derivative financial instruments at December 31:

(in thousands)	2011	2010
Fair Value
Other Assets	$11,541	$2,116
Other Liabilities	11,541	2,116
Change in Fair Value
Noninterest income	$9,425	$2,097
Noninterest expense	9,425	2,097

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
Note Fourteen
Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows at December 31:

(in thousands)	2011	2010

Deferred tax assets:
Previously securitized loans	$6,669	$6,533
Allowance for loan losses	7,310	6,803
Deferred compensation payable	2,932	2,972
Underfunded pension liability	2,874	2,346
Accrued expenses	1,729	781
Impaired building and premises	1,362	1,195
Impaired security losses	10,386	10,265
Other	863	1,222
Total Deferred Tax Assets	34,125	32,117
Deferred tax liabilities:
Intangible assets	925	1,579
Unrealized securities gains	495	629
Other	486	674
Total Deferred Tax Liabilities	1,906	2,882
Net Deferred Tax Assets	$32,219	$29,235

No valuation allowance for deferred tax assets was recorded at December 31, 2011 and 2010 as the Company believes it is more likely than not that all of the deferred tax assets will be realized because they were supported by recoverable taxes paid in prior years.

Significant components of the provision for income taxes are as follows:

(in thousands)	2011	2010	2009

Current:
Federal	$20,052	$17,147	$10,083
State	2,809	2,541	1,803
Total current	22,861	19,688	11,886

Total deferred	(2,290)	(1,235)	8,647
Income tax expense	$20,571	$18,453	$20,533

A reconciliation of the significant differences between the federal statutory income tax rate and the Company's effective income tax rate is as follows:
(in thousands)	2011	2010	2009

Computed federal taxes at statutory rate	$21,437	$20,096	$22,111
State income taxes, net of federal tax benefit	1,654	1,586	1,669
Tax effects of:
Tax-exempt interest income	(785)	(804)	(748)
Bank-owned life insurance	(1,172)	(1,269)	(1,195)
Tax reserve adjustment	(70)	(85)	(64)
Other items, net	(493)	(1,071)	(1,240)
Income tax expense	$20,571	$18,453	$20,533

The entire amount of the Company's unrecognized tax benefits if recognized, would favorably affect the Company's effective tax rate.   The Company is unable to estimate the range of possible changes in the amounts of unrecognized tax positions that could occur over the next 12 months.  A reconciliation of the beginning and ending balance of unrecognized tax benefits for the years ended December 31, 2011 and 2010 is as follows:
(in thousands)	2011	2010

Balance at January 1,	$3,645	$0
Additions for current year tax positions	866	3,645
Additions for prior year tax positions	0	0
Decreases for prior year tax positions	(862)	0
Decreases for settlements with tax authorities	0	0
Decreases related to lapse of applicable statute of limitation	0	0
Balance at December 31	$3,649	$3,645

Interest and penalties on income tax uncertainties are included in income tax expense.  During 2011, 2010, and 2009, the provision related to interest and penalties was $0.1 million, $0.1 million, and $0.3 million, respectively.  The balance of accrued interest and penalties at December 31, 2011 and 2010 was $0.1 million and $0.2 million, respectively.

The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ended December 31, 2008 through 2011. The Company and its subsidiaries state income tax returns are open to audit under the statute of limitations for the years ended December 31, 2008 through 2011.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans
Note Fifteen
Employee Benefit Plans

During 2003, shareholders approved the City Holding Company 2003 Incentive Plan ("the Plan"), replacing the Company's 1993 Stock Incentive Plan that expired on March 8, 2003. Employees, directors, and individuals who provide service to the Company (collectively "Plan Participants") are eligible to participate in the Plan. Pursuant to the terms of the Plan, the Compensation Committee of the Board of Directors, or its delegate, may, from time-to-time, grant stock options, stock appreciation rights ("SARs"), or stock awards to Plan Participants. A maximum of 1,000,000 shares of the Company's common stock may be issued upon the exercise of stock options and SARs and stock awards, but no more than 350,000 shares of common stock may be issued as stock awards. These limitations may be adjusted in the event of a change in the number of outstanding shares of common stock by reason of a stock dividend, stock split, or other similar event. Specific terms of options and SARs awarded, including vesting periods, exercise prices (stock price at date of grant), and expiration dates are determined at the date of grant and are evidenced by agreements between the Company and the awardee. The exercise price of the option grants equals the market price of the Company's stock on the date of grant. All incentive stock options and SARs will be exercisable up to ten years from the date granted and all options and SARs are exercisable for the period specified in the individual agreement. As of December 31, 2011, 379,250 stock options had been awarded pursuant to the terms of the Plan and 129,575 stock awards had been granted.

Each award from the Plan is evidenced by an award agreement that specifies the option price, the duration of the option, the number of shares to which the option pertains, and such other provisions as the Compensation Committee, or its delegate, determines. The option price for each grant is equal to the fair market value of a share of the Company's common stock on the date of grant. Options granted expire at such time as the Compensation Committee determines at the date of grant and in no event does the exercise period exceed a maximum of ten years. Upon a change-in-control of the Company, as defined in the plans, all outstanding options immediately vest.

A summary of the Company's stock option activity and related information is presented in the following table for the years ended December 31:

	2011		2010		2009
		Weighted-		Weighted-		Weighted-
		Average		Average		Average
		Exercise		Exercise		Exercise
	Options	Price	Options	Price	Options	Price
Outstanding at January 1	287,393	$33.64	280,605	$33.56	270,455	$33.96
Granted	16,000	35.09	15,500	32.09	17,500	27.98
Exercised	(9,576)	26.63	(7,962)	27.81	(1,350)	21.99
Forfeited	0	0	(750)	33.54	(6,000)	37.90
Outstanding at December 31	293,817	$33.95	287,393	$33.64	280,605	$33.56
Exercisable at end of year	185,317	33.70	178,393	32.75	169,230	32.61
Nonvested at beginning of year	109,000	$35.10	111,375	$35.01	113,250	$35.68
Granted during year	16,000	35.09	15,500	32.09	17,500	27.98
Vested during year	(16,500)	39.34	(17,625)	31.88	(17,875)	31.91
Forfeited during year	0	0	(250)	33.54	(1,500)	40.88
Nonvested at end of year	108,500	$34.38	109,000	$35.10	111,375	$35.01

Additional information regarding stock options outstanding and exercisable at December 31, 2011, is provided in the following table:

			Weighted-			Weighted-	Weighted-
			Average			Average	Average
		Weighted-	Remaining		No. of	Exercise Price	Remaining
Ranges of	No. of	Average	Contractual		Options	of Options	Contractual
Exercise	Options	Exercise	Life	Intrinsic	Currently	Currently	Life	Intrinsic
Prices	Outstanding	Price	(Months)	Value	Exercisable	Exercisable	(Months)	Value

$26.62 - $33.90	185,317	$31.55	48	$434,093	132,817	$32.13	32	$234,238
$35.09 - $40.88	108,500	38.05	66	0	52,500	37.68	53	0
	293,817	33.95	55	$434,093	185,317	33.70	38	$234,238

Proceeds from stock option exercises were $0.3 million in 2011, $0.2 million in 2010, and less than $0.1 million in 2009. Shares issued in connection with stock option exercises are issued from available treasury shares. If no treasury shares are available, new shares are issued from available authorized shares.  During 2011, 2010, and 2009, all shares issued in connection with stock option exercises and restricted stock awards were issued from available treasury stock.

The total intrinsic value of stock options exercised was less than $0.1 million in each of 2011, 2010 and 2009

     Stock-based compensation expense totaled $0.2 million in 2011 and $0.3 million in both 2010 and 2009. The total income tax benefit recognized in the accompanying consolidated statements of income related to stock-based compensation was less than $0.1 million in 2011. Unrecognized stock-based compensation expense related to stock options totaled $0.5 million at December 31, 2011. At such date, the weighted-average period over which this unrecognized expense was expected to be recognized was 1.5 years.

The fair value for the options was estimated at the grant date using a Black-Scholes option-pricing model with the following weighted average assumptions:

	2011	2010	2009

Risk-free interest rate	3.07%	3.24%	2.52%
Expected dividend yield	3.88%	4.24%	4.86%
Volatility factor	0.411	0.427	0.463
Expected life of option	8 years	8 years	8 years

The Company records compensation expense with respect to restricted shares in an amount equal to the fair value of the common stock covered by each award on the date of grant. The restricted shares awarded become fully vested after various periods of continued employment from the respective dates of grant. The Company is entitled to an income tax deduction in an amount equal to the taxable income reported by the holders of the restricted shares when the restrictions are released and the shares are issued. Compensation is being charged to expense during the respective vesting periods.

Restricted shares are forfeited if officers and employees terminate employment prior to the lapsing of restrictions. The Company records forfeitures of restricted stock as treasury share repurchases and any compensation cost previously recognized is reversed in the period of forfeiture.  Recipients of restricted shares do not pay any cash consideration to the Company for the shares, have the right to vote all shares subject to such grant and receive all dividends with respect to such shares, whether or not the shares have vested.  The Company recognized $0.6 million, $0.5 million and $0.4 million of compensation expense for the years ended December 31, 2011, 2010 and 2009, respectively, within salaries and employee benefits in the Company's Consolidated Statements of Income associated with issued restricted stock awards.  Unrecognized stock-based compensation expense related to non-vested restricted shares was $2.0 million at December 31, 2011. At December 31, 2011, this unrecognized expense is expected to be recognized over 5.1 years based on the weighted average-life of the restricted shares.

A summary of the Company's restricted shares activity and related information is presented below for the years ended December 31:

	2011		2010
	Restricted	Average Market Price	Restricted	Average Market Price
	Awards	At Grant	Awards	At Grant

Outstanding at January 1	96,060		88,109
Granted	14,050	$35.08	13,750	$31.47
Vested	(1,901)		(5,799)
Outstanding at December 31	108,209		96,060

Because the Company's employee stock options have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management's opinion, the existing models do not necessarily provide a reliable single measure of the fair value of its employee stock options at the time of grant.

The Company provides retirement benefits to its employees through the City Holding Company 401(k) Plan and Trust ("the 401(k) Plan"), which is intended to be compliant with Employee Retirement Income Security Act (ERISA) section 404(c). Any employee who has attained age 21 is eligible to participate beginning the first day of the month following employment. Unless specifically chosen otherwise, every employee is automatically enrolled in the 401(k) Plan and may make before-tax contributions of between 1% and 15% of eligible pay up to the dollar limit imposed by Internal Revenue Service regulations. The first 6% of an employee's contribution is matched 50% by the Company. The employer matching contribution is invested according to the investment elections chosen by the employee. Employees are 100% vested in both employee and employer contributions and the earnings generated by such contributions. As of December 31, 2011, there were 17 investment options, including City Holding Company common stock, available under the 401(k) Plan.

The Company's total expense associated with the 401(k) Plan approximated $0.6 million in 2011, 2010, and 2009, respectively. The total number of shares of the Company's common stock held by the 401(k) Plan as of December 31, 2011 and 2010 is 294,022 and 309,259, respectively. Other than the 401(k) Plan, the Company offers no postretirement benefits.

The Company also maintains a defined benefit pension plan ("the Defined Benefit Plan") that covers approximately 300 current and former employees. The Defined Benefit Plan was frozen in 1999 subsequent to the Company's acquisition of the plan sponsor. The Defined Benefit Plan maintains a December 31 year-end for purposes of computing its benefit obligations.

Primarily as a result of the interest rate environment over the past two years, the benefit obligation exceeded the estimated fair value of plan assets as of December 31, 2011 and December 31, 2010. The Company has recorded a pension liability of $4.0 million and $2.5 million as of December 31, 2011 and 2010, included within Other Liabilities within the Consolidated Balance Sheets, and a $4.7 million and $3.8 million, net of tax, underfunded pension liability in Accumulated Other Comprehensive Income within Shareholders' Equity at December 31, 2011 and 2010, respectively. The following table summarizes activity within the Defined Benefit Plan in 2011 and 2010:

	Pension Benefits
(in thousands)	2011	2010

Change in fair value of plan assets:
Fair value at beginning of measurement period	$9,668	$9,154
Actual gain (loss) on plan assets	(379)	1,076
Contributions	400	163
Benefits paid	(737)	(725)
Fair value at end of measurement period	8,952	9,668

Change in benefit obligation:
Benefit obligation at beginning of measurement period	(12,202)	(11,604)
Interest cost	(650)	(674)
Actuarial loss	(828)	(649)
Benefits paid	737	725
Benefit obligation at end of measurement period	(12,943)	(12,202)
Funded status	(3,991)	(2,534)

Unrecognized net actuarial gain	7,637	6,164
Other comprehensive loss	(7,637)	(6,164)
Accrued Benefit Cost	$(3,991)	$(2,534)

Weighted-average assumptions for balance sheet liability at end of year:
Discount rate	5.06%	5.50%
Expected long-term rate of return	8.00%	8.00%

Weighted-average assumptions for benefit cost at beginning of year:
Discount rate	5.50%	6.00%
Expected long-term rate of return	8.00%	8.00%

The following table presents the components of the net defined benefit pension benefit:

	Pension Benefits
(in thousands)	2011	2010	2009

Components of net periodic benefit:
Interest cost	$650	$674	$678
Expected return on plan assets	(811)	(812)	(797)
Net amortization and deferral	547	370	319
Net Periodic Pension Cost	$386	$232	$200

The Defined Benefit Plan is administered by the West Virginia Bankers Association ("WVBA") and all investment policies and strategies are established by the WVBA Pension Committee. The policy established by the Pension Committee is to invest assets per target allocations, as detailed in the table below. The assets are reallocated periodically to meet these target allocations. The investment policy is reviewed periodically, under the advisement of a certified investment advisor, to determine if the policy should be revised.

The overall investment return goal is to achieve a return greater than a blended mix of stated indices tailored to the same asset mix of the plan assets by 0.5%, after fees, over a rolling five-year moving average basis. Allowable assets include cash equivalents, fixed income securities, equity securities, exchange-traded index funds and guaranteed investment contracts. Prohibited investments include, but are not limited to, commodities and futures contracts, private placements, options, limited partnerships, venture capital investments, real estate and interest-only, principal-only, and residual tranche collateralized mortgage obligations. Unless a specific derivative security is allowed per the plan document, permission must be sought from the WVBA Pension Committee to include such investments.

In order to achieve a prudent level of portfolio diversification, the securities of any one company are not to exceed more than 10% of the total plan assets, and no more than 25% of total plan assets are to be invested in any one industry (other than securities of the U.S. government or U.S. government agencies). Additionally, no more than 20% of plan assets shall be invested in foreign securities (both equity and fixed).

The expected long-term rate of return for the plan's assets is based on the expected return of each of the categories, weighted based on the median of the target allocation for each class, noted in the table below. The target, allowable, and current allocation percentages of plan assets are as follows:

	Target Allocation	Allowable- Allocation	Percentage of Plan Assets At December 31
	2011	Range	2011	2010

Equity securities	60%	40-80%	54%	59%
Debt securities	30%	20-40%	35%	31%
Other	10%	3-10%	11%	10%
Total			100%	100%

The major categories of assets in the Company's Defined Benefit Plan as of year-end are presented in the following table.  Assets are segregated by the level of the valuation inputs within the fair value hierarchy established by ASC Topic 820 utilized to measure fair value (See Note Twenty).

(in thousands)	Total	Level 1	Level 2	Level 3
2011
Cash and cash equivalents	$430	$430	$0	$0
Mutual funds	2,075	1,062	1,013	0
Common stocks	4,320	3,879	441	0
Mortgage-backed securities	445	0	445	0
Government and GSE bonds	1,242	0	1,242	0
Corporate Bonds	440	0	440	0
Total	$8,952	$5,371	$3,581	$0

2010
Cash and cash equivalents	$457	$457	$0	$0
Mutual funds	1,965	1,112	853	0
Common stocks	5,198	4,834	364	0
Mortgage-backed securities	348	0	348	0
Government and GSE bonds	1,407	0	1,407	0
Corporate Bonds	293	0	293	0
Total	$9,668	$6,403	$3,265	$0

Mutual funds include large value and fixed income funds.  Common stocks include investments in small to mid cap funds and large cap funds primarily located inside of the United States.  Common stocks also include funds invested in commercial real estate as well as international value funds.  Government and GSE bonds include U.S. Treasury notes with varying maturity dates.  Corporate bonds include taxable bonds issued by U.S. corporations.

The Company anticipates making a contribution to the plan of $0.8 million for the year ending December 31, 2012.  The following table summarizes the expected benefits to be paid in each of the next five years and in the aggregate for the five years thereafter:

Plan Year Ending December 31	Expected Benefits to be Paid
(in thousands)

2012	$794
2013	809
2014	817
2015	824
2016	838
2017 through 2021	4,416

In addition, the Company and its subsidiary participate in the Pentegra multi-employer pension plan (the "multi-employer plan").  This non-contributory defined benefit plan covers current and former employees of Classic Bancshares (acquired by the Company during 2005). It is the policy of the Company to fund the normal cost of the multiemployer plan on an annual basis.  No contributions were required for the years ended December 31, 2011 and 2010.  The benefits of the multi-employer plan were frozen prior to the acquisition of Classic Bancshares in 2005, and it is the intention of the Company to fund benefit amounts when assets of the plan are sufficient.

The Company has entered into employment contracts with certain of its current and former executive officers. The employment contracts provide for, among other things, the payment of termination compensation in the event an executive officer either voluntarily or involuntarily terminates his employment with the Company for other than "Just Cause." The cost of these benefits was accrued over the four-year service period for each executive and is included in Other Liabilities within the Consolidated Balance Sheets. The liability was $2.0 million at both December 31, 2011 and 2010. No charge to operations was incurred for the years ended December 31, 2011 and December 31, 2010.

Certain entities previously acquired by the Company had entered into individual deferred compensation and supplemental retirement agreements with certain current and former directors and officers. The Company has assumed the liabilities associated with these agreements, the cost of which is being accrued over the period of active service from the date of the respective agreement. The cost of such agreements approximated $0.2 million during 2011, 2010, and 2009, respectively. The liability for such agreements approximated $4.2 million and $4.3 million at December 31, 2011 and December 31, 2010, respectively and is included within Other Liabilities in the accompanying Consolidated Balance Sheets.

To assist in funding the above liabilities, the acquired entities had insured the lives of certain current and former directors and officers. The Company is the current owner and beneficiary of insurance policies with a cash surrender value approximating $7.3 million and $7.1 million at December 31, 2011 and 2010, respectively, which is included in Other Assets in the accompanying Consolidated Balance Sheets.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
Note Sixteen
Related Party Transactions

City National has granted loans to certain non-executive officers and directors of the Company and its subsidiaries, and to their associates totaling $34.7 million at December 31, 2011 and $39.8 million at December 31, 2010. The loans were made in the ordinary course of business and on substantially the same terms, including interest rates and collateral, as those prevailing at the same time for comparable transactions with third-party lending arrangements.  During 2011, total principal additions were $1.1 million and total principal reductions were $6.2 million.

Commitments And Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Commitments And Contingent Liabilities [Abstract]
Commitments And Contingent Liabilities
Note Seventeen
Commitments and Contingent Liabilities

The Company has entered into agreements with certain of its customers to extend credit or provide a conditional commitment to provide payment on drafts presented in accordance with the terms of the underlying credit documents. The Company also provides overdraft protection to certain demand deposit customers that represent an unfunded commitment.  Overdraft protection commitments, which are included with other commitments below, are uncollateralized and are paid at the Company's discretion.  Conditional commitments generally include standby and commercial letters of credit. Standby letters of credit represent an obligation of the Company to a designated third party contingent upon the failure of a customer of the Company to perform under the terms of the underlying contract between the customer and the third party. Commercial letters of credit are issued specifically to facilitate trade or commerce. Under the terms of a commercial letter of credit, drafts will be drawn when the underlying transaction is consummated, as intended, between the customer and a third party. The funded portion of these financial instruments is reflected in the Company's balance sheet, while the unfunded portion of these commitments is not reflected in the balance sheet.  The table below presents a summary of the contractual obligations of the Company resulting from significant commitments:

(in thousands)	2011	2010

Commitments to extend credit:
Home equity lines	$143,856	$141,162
Commercial real estate	29,995	29,916
Other commitments	185,602	180,248
Standby letters of credit	20,110	19,864
Commercial letters of credit	412	1,096

Loan commitments, standby letters of credit and commercial letters of credit have credit risks essentially the same as that involved in extending loans to customers and are subject to the Company's standard credit policies. Collateral is obtained based on management's credit assessment of the customer. Management does not anticipate any material losses as a result of these commitments.

City National is currently in a civil action pending in the Circuit Court of Kanawha County, West Virginia.  This putative class action asserts that the plaintiffs, and others similarly situated, were wrongfully assessed overdraft fees in connection with City National Bank accounts.  The plaintiffs allege that City National Bank's policy of posting debit and check transactions from high to low order was in violation of the West Virginia Consumer Credit and Protection Act, constituted a breach of the implied covenant of good faith and created an unjust enrichment to City National Bank.

On August 5, 2011, City National Bank and the plaintiffs' attorneys submitted a Preliminary Motion to Approve Settlement to the Kanawha County Circuit Court.  The motion asked the Court to approve a settlement in which the Company will pay the eligible members of the class a total of $3.0 million and would forgive and release $2.5 million in account balances of accounts of former customers who are no longer customers of the bank, but left overdrawn accounts.  The parties have since agreed to revise the Preliminary Motion to Approve Settlement and now City National Bank will pay the eligible members of the class a total of $3.4 million and will forgive and release $3.5 million in account balances of accounts of former customers who are no longer customers of the bank, but left overdrawn accounts.  The Company has accrued for this probable loss as of December 31, 2011.

In addition, the Company and City National are involved in various legal actions arising in the ordinary course of business. There can be no assurance that the ultimate resolution of the current actions will not materially impact the financial statements or that no material actions will be presented in the future.

Preferred Stock	12 Months Ended
Dec. 31, 2011
Preferred Stock [Abstract]
Preferred Stock
Note Eighteen
Preferred Stock

The Company's Board of Directors has the authority to issue preferred stock, and to fix the designation, preferences, rights, dividends, and all other attributes of such preferred stock, without any vote or action by the shareholders. As of December 31, 2011, no such shares are outstanding, nor are any expected to be issued.

Regulatory Requirements And Capital Ratios	12 Months Ended
Dec. 31, 2011
Regulatory Requirements And Capital Ratios [Abstract]
Regulatory Requirements And Capital Ratios
Note Nineteen
Regulatory Requirements and Capital Ratios

The principal source of income and cash for City Holding (the "Parent Company") is dividends from City National. Dividends paid by City National to the Parent Company are subject to certain legal and regulatory limitations. Generally, any dividends in amounts that exceed the earnings retained by City National in the current year plus retained net profits for the preceding two years must be approved by regulatory authorities. Approval is also required if dividends declared would cause City National's regulatory capital to fall below specified minimum levels.  At December 31, 2011, City National could pay dividends up to $22.7 million plus net profits for 2012, as defined by statute, up to the dividend declaration date without prior regulatory permission.

During 2011, the Parent Company used cash obtained from the dividends received primarily to: (1) pay common dividends to shareholders, (2) remit interest payments on the Company's junior subordinated debentures, and (3) fund repurchases of the Company's common shares. As of December 31, 2011, the Parent Company reported a cash balance of approximately $2.6 million.  Management believes that the Parent Company's available cash balance, together with cash dividends from City National, is adequate to satisfy its funding and cash needs in 2012.

The Company, including City National, is subject to various regulatory capital requirements administered by the various banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, action by regulators that, if undertaken, could have a direct material effect on the Company's consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and City National must meet specific capital guidelines that involve quantitative measures of assets, liabilities, and certain off-balance sheet items calculated under regulatory accounting practices. The Company's and City National's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and City National to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined). Management believes, as of December 31, 2011, that the Company and City National met all capital adequacy requirements to which they were subject.

As of December 31, 2011, the most recent notifications from banking regulatory agencies categorized the Company and City National as "well capitalized" under the regulatory framework for prompt corrective action. There are no conditions or events since these notifications that management believes have changed the institutions' categories. The Company's and City National's actual capital amounts and ratios are presented in the following table:

					Well
	2011		2010		Capitalized	Minimum
(dollars in thousands)	Amount	Ratio	Amount	Ratio	Ratio	Ratio

Total Capital (to Risk-Weighted Assets):
Consolidated	$288,156	14.1%	$291,861	14.8%	10.0%	8.0%
City National	262,891	13.0	264,726	13.6	10.0	8.0

Tier I Capital (to Risk-Weighted Assets):
Consolidated	268,707	13.1	273,554	13.9	6.0	4.0
City National	243,442	12.0	246,419	12.7	6.0	4.0

Tier I Capital (to Average Assets):
Consolidated	268,707	10.2	273,554	10.5	5.0	4.0
City National	243,442	9.3	246,419	9.6	5.0	4.0

Fair Values Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Values Of Financial Instruments [Abstract]
Fair Values Of Financial Instruments
Note Twenty
Fair Values of Financial Instruments

Effective January 1, 2008, the Company adopted ASC Topic 820 "Fair Value Measurements and Disclosures", which defines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States, and enhances disclosures about fair value measurements.

ASC Topic 820 defines fair value as the exchange price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

ASC Topic 820 establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy established by ASC Topic 820 is as follows:

Level 1: Quoted prices (unadjusted) or identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, and other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a company's own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company bases fair value of assets and liabilities on quoted market prices, prices for similar assets or liabilities, quoted prices in markets that are not active, and other inputs that are observable or can be corroborated by observable market data. If such information is not available, fair value is based upon internally developed models that primarily use, as inputs, observable market-based parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments may include amounts to reflect counterparty credit quality and the Company's creditworthiness, among other things, as well as unobservable parameters. Any such valuation adjustments are applied consistently over time. The Company's valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. While management believes the Company's valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. Furthermore, the reported fair value amounts have not been comprehensively revalued since the presentation dates, and therefore, estimates of fair value after the balance sheet date may differ significantly from the amounts presented herein. A more detailed description of the valuation methodologies used for assets and liabilities measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.

Securities Available for Sale.  Securities available for sale are reported at fair value utilizing Level 1, Level 2, and Level 3 inputs.  The fair value of securities available for sale is determined by utilizing a market approach by obtaining quoted prices on nationally recognized securities exchanges (other than forced or distressed transactions) that occur in sufficient volume or matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities' relationship to other benchmark quoted securities.  If such measurements are unavailable, the security is classified as Level 3.  Significant judgment is required to make this determination.

The Company has determined that its pooled trust preferred securities are priced using Level 3 inputs in accordance with ASC Topic 820, Fair Value Measurements and Disclosures and guidance issued by the SEC. The Company has determined that there are few observable transactions and market quotations available for pooled trust preferred securities and they are not reliable for purposes of determining fair value at December 31, 2011.  Due to these circumstances, the Company has elected to utilize an income valuation approach produced by a third party pricing source.  This third party model utilizes deferral and default probabilities for the underlying issuers, estimated prepayment rates and assumes no future recoveries of any defaults or deferrals.  The Company then compares the values provided by the third party model with other external sources. At such time as there are observable transactions or quoted prices that are associated with an orderly and active market for pooled trust preferred securities, the Company will incorporate such market values in its estimate of fair values for these securities.

Derivatives.  Derivatives are reported at fair value utilizing Level 2 inputs.  The Company utilizes a market approach by obtaining dealer quotations to value its customer interest rate swaps.

The following table presents assets and liabilities measured at fair value on a recurring basis at December 31, 2011 and 2010:

(in thousands)	Total	Level 1	Level 2	Level 3
2011
Assets:
U.S. Government
agencies	$6,041	$0	$6,041	$0
Obligations of states
and political
subdivisions	56,802	0	56,802	0
Mortgage-backed
securities:
U.S. Government
agencies	227,613	0	227,613	0
Private label	5,156	0	5,156	0
Trust preferred
securities	45,157	0	43,175	1,982
Corporate securities	14,398	0	14,398	0
Marketable equity
securities	3,853	3,853	0	0
Investment funds	1,763	1,763	0	0
Derivative assets	11,541	0	11,541	0

Liabilities:
Derivative liabilities	11,541	0	11,541	0

2010
Assets:
U.S. Government
agencies	$8,002	$0	$8,002	$0
Obligations of states
and political
subdivisions	65,926	0	65,926	0
Mortgage-backed
securities:
U.S. Government
agencies	258,815	0	258,815	0
Private label	8,118	0	8,118	0
Trust preferred
securities	54,610	0	52,106	2,504
Corporate securities	15,393	0	15,393	0
Marketable equity
securities	4,693	4,693	0	0
Investment funds	1,610	1,610	0	0
Derivative assets	2,116	0	2,116	0

Liabilities:
Derivative liabilities	2,116	0	2,116	0

The table below presents a reconciliation and income statement classification of gains and losses for all assets measured at fair value on a recurring basis for Level 3 assets for the year ended December 31, 2011 and 2010:

(in thousands)	Investment Securities Available for Sale

Balance, December 31, 2009	$4,005
Total gains/or losses (realized and unrealized) :
Impairment losses on investment securities	(5,358)
Included in other comprehensive income	3,857
Transfers into Level 3	0
Balance, December 31, 2010	$2,504
Total gains/or losses (realized and unrealized) :
Impairment losses on investment securities	(355)
Included in other comprehensive income	208
Called	(375)
Transfers into Level 3	0
Balance, December 31, 2011	$1,982

Beginning January 1, 2010, the Company changed its policy for recording transfers into and out of the fair value hierarchy levels in response to amended U.S. GAAP.  All such transfers are now assumed to be as of the end of the quarter in which the transfer occurred, whereas, previously, the Company assumed transfers into levels to occur at the beginning of a period and transfers out of levels to occur at the end of a period.  During the year ended December 31, 2011, the Company did not have any transfers between the fair value hierarchy levels.

During 2011, the Company received full repayment on its investment in a single issuer trust preferred security.  At December 31, 2010, the fair value of this security was $0.4 million.

The Company may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis in accordance with U.S. generally accounting principles.  These include assets that are measured at the lower of cost or market that were recognized at fair value below cost at the end of the period.  At December 31, 2011 and 2010, the Company has $22.1 million and $22.2 million, respectively of impaired loans that are measured at fair value on a nonrecurring basis.  These assets are considered to be measured at Level 2 in the fair value measurement hierarchy.

The Company used the following methods and significant assumptions to estimate fair value amounts for assets measured on a nonrecurring basis.

Long-lived assets held for sale.  Long-lived assets held for sale include real estate owned.  The fair value of real estate owned is determined by utilizing a market based approach based on independent full appraisals and real estate broker's price opinions, less estimated selling costs.   Certain properties require assumptions that are not observable in an active market in the determination of fair value.  Assets that are acquired through foreclosure, repossession or return are initially recorded at the lower of the loan or lease carrying amount or fair value less estimated selling costs at the time of transfer to real estate owned.  At December 31, 2011 and 2010, the Company has $7.9 million and $9.3 million, respectively of other real estate owned that is measured at the lower of cost or fair value on a nonrecurring basis.  These assets are considered to be measured at Level 2 in the fair value measurement hierarchy.  The Company wrote down approximately $0.2 million and $0.9 million of other real estate owned to its fair value during the year ended December 31, 2011 and 2010, respectively.

Impaired Loans.  Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures impairment in accordance with ACS Topic 310, "Receivables." The fair value of impaired loans is estimated using one of several methods, including collateral value, liquidation value and discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2011 and 2010, substantially all of the impaired loans were evaluated based on the fair value of the collateral. In accordance with ASC Topic 820, impaired loans where an allowance is established based on the fair value of collateral require classification in the fair value hierarchy. When the fair value of the collateral is based on an observable market price or a current appraised value based on observable inputs, the Company records the impaired loan as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price or inputs, the Company records the impaired loan as nonrecurring Level 3.  The Company recorded $4.2 million and $0.8 million in fair value losses on impaired loans during the years ended December 31, 2011 and 2010, respectively, based on the estimated fair value of the underlying collateral.  This amount is included in the provision for loan losses on the consolidated statements of income.

FASB ASC Topic 825 "Financial Instruments" as amended, requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. ASC Topic 825 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following table represents the estimates of fair value of financial instruments:

	Fair Value of Financial Instruments
	2011		2010
	Carrying	Fair	Carrying	Fair
(in thousands)	Amount	Value	Amount	Value

Assets:
Cash and cash equivalents	$146,399	$146,399	$66,379	$66,379
Securities available-for-sale	360,783	360,783	417,167	417,167
Securities held-to-maturity	23,458	23,423	23,865	23,100
Other securities	11,934	11,934	12,553	12,553
Net loans	1,953,694	1,991,335	1,846,776	1,889,986
Accrued interest receivable	7,093	7,093	7,264	7,264
Derivative assets	11,541	11,541	2,116	2,116
Liabilities:
Deposits	2,221,268	2,189,559	2,171,375	2,091,402
Short-term borrowings	189,050	189,050	112,710	112,722
Long-term debt	16,495	16,456	16,495	16,495
Derivative liabilities	11,541	11,541	2,116	2,116

The following methods and assumptions were used in estimating fair value for financial instruments:

Cash and cash equivalents: Due to their short-term nature, the carrying amounts reported in the Consolidated Balance Sheets approximate fair value.

Securities: The fair value of securities, both available-for-sale and held-to-maturity, are generally based on quoted market prices or matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities' relationship to other benchmark quoted securities.

Net loans: The fair value of the loan portfolio is estimated using discounted cash flow analyses at interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. The carrying value of accrued interest approximates its fair value.

Deposits: The fair values of demand deposits (e.g., interest and noninterest-bearing checking, regular savings, and other money market demand accounts) are, by definition, equal to their carrying values. Fair values for certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregate expected monthly maturities of time deposits.

Short-term borrowings: Securities sold under agreements to repurchase represent borrowings with original maturities of less than 90 days. The carrying amount of advances from the FHLB and borrowings under repurchase agreements approximate their fair values.

Long-term debt: The fair value of long-term borrowings is estimated using discounted cash flow analyses based on the Company's current incremental borrowing rates for similar types of borrowing arrangements and market conditions of similar debt instruments.

Commitments and letters of credit: The fair values of commitments are estimated based on fees currently charged to enter into similar agreements, taking into consideration the remaining terms of the agreements and the counterparties' credit standing. The fair value of letters of credit is based on fees currently charged for similar agreements or on the estimated cost to terminate them or otherwise settle the obligations with the counterparties at the reporting date. The amounts of fees currently charged on commitments and letters of credit are deemed insignificant, and therefore, the estimated fair values and carrying values have not been reflected in the table above.

City Holding Company (Parent Company Only) Financial Information	12 Months Ended
Dec. 31, 2011
City Holding Company (Parent Company Only) Financial Information [Abstract]
City Holding Company (Parent Company Only) Financial Information
Note Twenty-One
City Holding Company (Parent
Company Only) Financial
Information

Condensed Balance Sheets

	December 31
(in thousands)	2011	2010

Assets
Cash	$2,621	$2,249
Securities available-for-sale	3,852	4,693
Investment in subsidiaries	319,940	321,798
Deferred tax asset	3,785	3,440
Fixed assets	12	13
Other assets	2,939	4,480
Total Assets	$333,149	$336,673

Liabilities
Junior subordinated debentures	$16,495	$16,495
Dividends payable	5,177	5,272
Accrued interest payable	31	27
Other liabilities	312	18
Total Liabilities	22,015	21,812

Shareholders' Equity	311,134	314,861
Total Liabilities and Shareholders' Equity	$333,149	$336,673

Junior subordinated debentures represent the Parent Company's amounts owed to City Holding Capital Trust III.

Condensed Statements of Income

	Year Ended December 31
(in thousands)	2011	2010	2009

Income
Dividends from subsidiaries	$44,600	$17,200	$39,500
Other income	92	156	262
	44,692	17,356	39,762
Expenses
Interest expense	639	641	757
Investment securities losses	918	3,643	1,720
Other expenses	613	594	571
	2,170	4,878	3,048
Income Before Income Tax Benefit and Equity in Undistributed Net Income (Excess Dividends) of Subsidiaries	42,522	12,478	36,714
Income tax benefit	(704)	(2,066)	(1,172)
Income Before Equity in Undistributed Net Income (Excess Dividends) of Subsidiaries	43,226	14,544	37,886
Equity in undistributed net income (excess dividends) of subsidiaries	(2,548)	24,416	4,759
Net Income	$40,678	$38,960	$42,645

Condensed Statements of Cash Flows

	Year Ended December 31
(in thousands)	2011	2010	2009
Operating Activities
Net income	$40,678	$38,960	$42,645
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment securities losses	918	3,643	1,720
Amortization and accretion	19	19	19
Deferred income tax benefit	(363)	(1,501)	(615)
Depreciation	1	1	4
Change in other assets	1,522	(1,305)	454
Change in other liabilities	(965)	827	573
Excess dividends of subsidiaries (equity in undistributed net income)	2,548	(24,416)	(4,759)
Net Cash Provided by Operating Activities	44,358	16,228	40,041

Investing Activities
Purchases of available for sale securities	(29)	(248)	(2,753)
Proceeds from sales of available for sale securities	0	0	317
Investment in subsidiaries	0	4,201	2,600
Net Cash (Used in) Provided by Investing Activities	(29)	3,953	164

Financing Activities
Dividends paid	(20,628)	(21,350)	(21,675)
Purchases of treasury stock	(23,791)	(12,902)	(3,886)
Exercise of stock options	456	221	29
Excess tax benefits from stock-based compensation arrangements	6	15	0
Net Cash Used in Financing Activities	(43,957)	(34,016)	(25,532)
Increase (decrease) in Cash and Cash Equivalents	372	(13,835)	14,673
Cash and cash equivalents at beginning of year	2,249	16,084	1,411
Cash and Cash Equivalents at End of Year	$2,621	$2,249	$16,084

Summarized Quarterly Financial Information	12 Months Ended
Dec. 31, 2011
Summarized Quarterly Financial Information [Abstract]
Summarized Quarterly Financial Information
Note Twenty-Two
Summarized Quarterly Financial
Information (Unaudited)

A summary of selected quarterly financial information for 2011 and 2010 follows:

	First	Second	Third	Fourth
(in thousands, except per share data)	Quarter	Quarter	Quarter	Quarter

2011
Interest income	$28,754	$28,323	$28,370	$27,441
Taxable equivalent adjustment	248	240	212	215
Interest income (FTE)	29,002	28,563	28,582	27,656
Interest expense	5,940	5,803	4,799	4,216
Net interest income	23,062	22,760	23,783	23,440
Provision for loan losses	1,086	1,286	-	2,229
Investment securities gains (losses)	0	3,128	272	(917)
Noninterest income	12,662	13,409	13,259	13,045
Noninterest expense	19,858	22,912	19,688	18,685
Income before income tax expense	14,780	15,099	17,626	14,654
Income tax expense	4,918	5,029	5,837	4,787
Taxable equivalent adjustment	248	240	212	215
Net income	$9,614	$9,830	$11,577	$9,652

Net earnings available to common shareholders	$9,546	$9,761	$11,494	$9,582

Basic earnings per common share	$0.62	$0.65	$0.77	$0.65
Diluted earnings per common share	0.62	0.64	0.76	0.65
Average common shares outstanding:
Basic	15,380	15,120	15,003	14,743
Diluted	15,462	15,193	15,071	14,814

2010
Interest income	$30,935	$31,770	$29,970	$29,241
Taxable equivalent adjustment	255	246	244	244
Interest income (FTE)	31,190	32,016	30,214	29,485
Interest expense	7,444	7,092	6,810	6,282
Net interest income	23,746	24,924	23,404	23,203
Provision for loan losses	1,080	1,823	1,847	2,343
Investment securities losses	(1,651)	(231)	(1,566)	(1,219)
Noninterest income	13,763	13,509	13,209	13,125
Noninterest expense	20,551	19,965	19,804	18,401
Income before income tax expense	14,227	16,414	13,396	14,365
Income tax expense	4,659	5,453	4,129	4,212
Taxable equivalent adjustment	255	246	244	244
Net income	$9,313	$10,715	$9,023	$9,909

Net earnings available to common shareholders	$9,263	$10,647	$8,970	$9,849

Basic earnings per common share	$0.59	$0.68	$0.58	$0.64
Diluted earnings per common share	0.58	0.68	0.58	0.64
Average common shares outstanding:
Basic	15,793	15,656	15,496	15,439
Diluted	15,851	15,721	15,552	15,508

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
Note Twenty-Three
Earnings per Share

The following table sets forth the computation of basic and diluted earnings per share:

(in thousands, except per share data)	2011	2010	2009

Distributed earnings allocated to common stock	$20,102	$20,956	$21,481
Undistributed earnings allocated to common stock	20,280	17,767	21,185
Net earnings allocated to common shareholders	$40,382	$38,723	$42,666

Average shares outstanding	15,055	15,589	15,877
Effect of dilutive securities:
Employee stock options	75	62	55
Shares for diluted earnings per share	15,130	15,651	15,932

Basic earnings per share	$2.68	$2.48	$2.69
Diluted earnings per share	$2.67	$2.47	$2.68

Options to purchase 222,000, 112,500 and 199,418 shares of common stock at exercise prices between $32.09 and $40.88, $33.90 and $40.88, and $31.32 and 40.88 per share were outstanding during 2011, 2010, and 2009, respectively, but were not included in the computation of diluted earnings per share because the exercise price of the options was greater than the average market price of the common shares and therefore, the effect would be anti-dilutive.

Comprehensive Income	12 Months Ended
Dec. 31, 2011
Comprehensive Income [Abstract]
Comprehensive Income
Note Twenty-Four
Comprehensive Income

The following table sets forth the computation of total comprehensive income:

(in thousands)	2011	2010	2009

Net income	$40,678	$38,960	$42,645

Unrealized security gains arising
during the period	2,169	44	12,411
Reclassification adjustments for
(gains) losses	(2,483)	4,667	6,164
	(314)	4,711	18,575

Unrealized loss on interest rate floors	(473)	(4,494)	(10,104)
Change in underfunded pension
liability	(1,473)	(125)	846
Other comprehensive income before
income taxes	38,418	39,052	51,962
Tax effect	850	(35)	(3,578)
Total comprehensive income	$39,268	$39,017	$48,384